N-2	Aug. 24, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002081119
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	11
Entity Registrant Name	RoboStrategy, Inc.
Entity Address, Address Line One	151 Calle de San Francisco
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Juan
Entity Address, Postal Zip Code	00901
City Area Code	(787)
Local Phone Number	722-6881
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
No Substantive Changes, 462(c)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses	Percentage of Net Assets Attributable to Common Stock
Management Fee	2.50%(1)
Interest Payments on Borrowed Funds	0.00%(2)
Acquired Fund Fees and Expenses	0.07%(3)
Other Expenses	1.41%(4)
Current Income Tax Expense	0.00%(5)
Deferred Income Tax Expense	0.00%(6)
Total Annual Expenses	3.98%
1.	Under the Advisory Agreement we will pay the Adviser a Management Fee, payable monthly, in an amount equal to 2.50% of our average gross assets at the end of the two most recently completed calendar months. For purposes of the Advisory Agreement, the term “gross assets” includes assets purchased with borrowed amounts. The Management Fee reflected in the table is estimated for the Fund’s current fiscal year. Additionally, this estimate is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common stock (rather than our gross assets).
2.	The Fund does not intend to incur leverage within the next twelve months.
3.	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The amount under this line item is estimated for the current fiscal year.
4.	Other expenses includes accounting, valuation, legal and auditing fees of the Fund, organizational costs, expenses related to the Fund’s distribution reinvestment plan, as well as fees paid to the Administrator, the transfer agent, the custodian and the Directors. Other expenses are estimated for the current fiscal year.

5.	The Fund anticipates being treated as a corporation for U.S. federal income tax purposes for its initial taxable year ending August 31, 2026. Because the Fund does not generally expect to receive interest or dividend income from its investments, the Fund does not expect to incur income tax expense for the current fiscal year.

6.	Deferred income tax expense relates to the tax effect of unrealized appreciation or depreciation on the Fund’s investments resulting from the Fund being treated as a corporation for U.S. federal income tax purposes for its initial taxable year. The Fund is not able to estimate any deferred income tax expense that may be incurred in future years.

Management Fees [Percent]	2.50%	[1]
Interest Expenses on Borrowings [Percent]	0.00%	[2]
Acquired Fund Fees and Expenses [Percent]	0.07%	[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[4]
Other Annual Expense 2 [Percent]	0.00%	[5]
Other Annual Expenses [Percent]	1.41%	[6]
Total Annual Expenses [Percent]	3.98%
Expense Example [Table Text Block]

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above.

Example	1 Year	3 Year	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$ 40	$ 127	$ 224	$ 523

Expense Example, Year 01	$ 40
Expense Example, Years 1 to 3	127
Expense Example, Years 1 to 5	224
Expense Example, Years 1 to 10	$ 523
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “Annual expenses” are based on estimated amounts for our current fiscal year. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this Prospectus contains a reference to fees or expenses paid by “us” or “the Fund” or that “we” will pay fees or expenses, you will indirectly bear these fees or expenses as an investor in the Fund.

Other Expenses, Note [Text Block]	Other expenses includes accounting, valuation, legal and auditing fees of the Fund, organizational costs, expenses related to the Fund’s distribution reinvestment plan, as well as fees paid to the Administrator, the transfer agent, the custodian and the Directors. Other expenses are estimated for the current fiscal year.
Acquired Fund Fees Estimated, Note [Text Block]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The amount under this line item is estimated for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation primarily through an actively-managed portfolio that provides investors with combined exposure to private, venture capital, and public equity investments. The Fund seeks to meet its investment objective by investing primarily in equity and equity-linked securities of private and public companies operating in the fields of robotics and embodied AI.

Venture capital is characterized by equity investments in early-stage startup companies with high growth potential, often in the technology sector. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the companies can be sold privately or taken public.

Traditionally, venture capital investments have come largely from accredited “angel” investors or from venture capital firms where accredited investors and institutions pool capital into a professionally managed fund that diversifies invested capital across a portfolio of companies. Most often, these venture capital funds are privately offered and limited to institutions and high-net-worth individuals.

The Fund is intended to offer Eligible Investors an opportunity to gain exposure to a range of global venture capital investment opportunities typically only available to institutional investors and high-net-worth individuals.

There can be no assurance that the Fund will achieve its investment objective or that any capital appreciation will be realized.

Investment Strategy

The Fund seeks to construct a high-conviction, thematically aligned portfolio of 20-30 positions. Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity and equity-linked securities of robotics and embodied AI technology companies principally based in the United States.

The Adviser defines a “robotics and embodied AI” company as any company that falls into one of the following categories:

(i)	Integrated Solution Companies. Companies that design, create, integrate, or deliver robotics, autonomous technology, and/or AI in the form of products, software, hardware or systems;
(ii)	Key Component Companies. Companies that develop the building block components for robotics, autonomous technology, or AI, such as advanced machinery, semiconductors, software, and databases used for machine learning;

(iii)	Cognitive System Companies. Companies that develop computer systems that are able to perform tasks that normally require human intelligence, such as visual perception, mechanical action, speech recognition, decision-making, and translation between languages;

(iv)	Critical Infrastructure Companies. Companies that provide material economic exposure to robotics and embodied AI through the supply of critical components, materials, compute, energy, or manufacturing inputs used in robotic systems, including, but not limited to, rare earth minerals for electric motors and actuators, precision actuators and drive systems, interference-grade GPUs and edge compute hardware, robotic vision sensors, perception modules, and other motion, sensing, or control-critical inputs, where demand for such products is materially driven by the development, scaling, or deployment of robotic systems. For companies in this category, robotics or embodied artificial intelligence adoption must be a meaningful driver of the investment’s expected growth, valuation, and risk profile, rather than an incidental or non-core end market. In addition to the quantitative criteria described below, robotics or embodied AI adoption is a "meaningful driver" where the Adviser projects, at the time of investment, that more than 50% of the company's future revenue growth will come from sales of the inputs described above into robotic systems. The Adviser bases that projection on the company's revenues, backlog, purchase commitments and pipeline from robotics customers; its research and development spending, capital expenditures and use of proceeds directed to robotics products; and the sensitivity of its projected performance and valuation to the pace of robotics adoption.

(v)	Frontier Systems Companies. Companies that create systems capable of general-purpose learning, reasoning, or motor control across environments (e.g., visual-language-action (VLA) models, embodied agents, or neural task planners).

In addition to operating in one of the categories above, a robotics and embodied AI company must satisfy at least one of the following quantitative criteria:

●	The company derives at least 50% of its revenues/profits from activities in one or more of the robotics and embodied AI categories noted above or the company devotes at least 50% of its assets to the activities in one or more of the robotics and embodied AI categories noted above; or

●	If a company does not yet have revenue (i.e., is “pre-revenue”) or under circumstances where a revenue generating company is engaging in a strategic pivot, the company devotes at least 50% of its current research and development budget or capital expenditures to the activities in one or more of the robotics and embodied AI categories noted above.

The Fund generally will seek to limit its investments in each portfolio company to no more than 20% of its assets, measured at the time of purchase. While the Fund targets an initial investment of no more than 20% of its assets in each portfolio company in which it invests, the value of the Fund’s investments will fluctuate so that any one investment may represent more or less than 20% of the Fund ’s assets at any given point in time.

The Fund will invest, under normal circumstances, primarily in equity securities of early stage and growth companies that are relevant to the Fund’s investment theme of robotics and embodied artificial intelligence. The Fund intends to primarily make direct investments in portfolio companies and investments through SPVs in order to gain access to particular portfolio companies. The Fund may also invest in public equities. The Fund may acquire interests in these private investments both directly from the issuer, including through co-investing with unaffiliated venture capital funds and other investors, or from third party holders of these interests in secondary transactions. The Fund may also participate in co-investment syndicates or secondary opportunities sourced through its network of institutional investors, founders, and SPV organizers.

The SPVs in which the Fund expects to invest will be private investment vehicles managed by unaffiliated managers that are designed to provide the Fund and other eligible investors access to concentrated economic exposure of a specific private company through a private offering of securities exempt from registration under the Securities Act pursuant to Regulation D. Other eligible investors in the SPVs may include high net worth individuals, family offices, and entities that satisfy “accredited investor” or “qualified purchaser” requirements, depending on the structure of the SPV. Generally, other investors in the SPV will not be affiliated with the Fund or Adviser, however, the Fund may co-invest in SPVs with affiliates in accordance with the 1940 Act, the rules thereunder, and any related guidance or exemptive relief obtained by the Fund. An SPV may source its investments in underlying private companies through a variety of methods, including through existing investment, business or other relationships that the manager of the SPV may have with a private company or its founders and/or key employees. Individual SPVs that the Fund expects to invest in may have different terms and structures, which may present unique risks and different economic experience than if the Fund were to hold interests in the underlying private companies directly. The types of SPVs in which the Fund expects to invest may charge upfront sales charges as well as management fees and/or carried interest-type fees that will impact the value of the Fund’s investment and the Fund’s investment return. All investors in an SPV typically will have similar rights, which are documented in the governing documents of the SPV, subject to the terms of any side letters entered between an investor (including the Fund) and the manager of the SPV that may alter such rights and/or provide certain benefits to individual SPV investors. It is expected that the SPVs in which the Fund invests will not provide the Fund with voting rights with respect to the SPVs or underlying private companies. The Fund does not intend to invest in SPVs where it would contribute substantially all of the capital raised by the SPV or have any rights that would result in the Fund controlling the SPV.As a result, SPVs managed by third parties in which the Fund may invest will typically not be "subsidiaries" of the Fund.

Under limited circumstances, when requested by an underlying portfolio company, the Fund may create a subsidiary SPV for the limited purpose of making a particular investment in that portfolio company. These subsidiary SPVs will be controlled by the Fund and be consolidated for accounting purposes. These subsidiary SPVs exist for the limited purpose of holding an investment in a single issuer, and do not have a separate investment strategy from the Fund, are subject to the investment advisory agreement between the Fund and the Adviser, and are otherwise subject to the 1940 Act to the same extent as the Fund. The Fund and its stockholders will bear the respective organizational and operating fees, costs, expenses and liabilities of subsidiary SPVs created by the Fund. References herein to the Fund's investments also refer to any subsidiary SPV investments.

The Fund may also invest in SAFEs as a principal investment strategy. A SAFE provides the Fund with certain rights for future equity in a portfolio company, similar to a warrant, except without determining a specific price per share at the time of the initial investment. The Fund’s ability to receive equity under a SAFE is contingent upon the occurrence of triggering events, such as a priced financing round or a liquidation event.

Where appropriate, the Fund may also acquire securities in growth-stage companies via PIPE transactions, including those structured through SPACs. The Fund primarily invests in technology companies, and has a fundamental policy to invest at least 25% of its total assets in securities of issuers operating in the technology group of industries. The Fund may opportunistically invest in Private Funds; the Fund does not consider single-issuer SPVs formed for the express purpose of obtaining exposure to a specific private company to be “Private Funds,” even if such SPVs rely on Section 3(c)(1) or 3(c)(7). The Fund does not expect investments in Private Funds to be a principal part of its strategy (i.e., over 5% of the Fund’s assets).

The Fund expects that most of its investments will be made in U.S. domestic portfolio companies (i.e., companies organized in the United States), but it is not prohibited from investing in portfolio companies organized in foreign jurisdictions, including those organized in emerging market countries. The Fund defines emerging market countries to mean countries included in the MSCI Emerging Markets Index.

In seeking to achieve its investment objective, the Fund may invest, without limit, in privately placed or restricted securities (including in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting, pursuant to the Exchange Act. These investments may involve significant due diligence, longer time horizons for value realization, and limited liquidity. The Fund may invest in such securities without limitation

For liquidity management or in connection with implementation of changes in asset allocation or when identifying private investments for the Fund during periods of large cash inflows (such as upon the Fund’s launch) or otherwise for temporary defensive purposes, the Fund may hold a substantial portion of its assets in cash or cash equivalents, liquid fixed-income securities and other credit instruments, publicly-traded equity securities, mutual funds, money market funds, exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”). To the extent that the Fund invests defensively, it will likely will not achieve its investment objective.

Investment Process

The Fund’s investment process is designed to identify, evaluate, acquire, monitor and ultimately exit positions in innovative robotics and embodied AI companies in a manner that balances attractive return potential with prudent risk management and the liquidity considerations attendant to a closed-end fund structure.

Deal Origination and Pipeline Management. The Adviser employs an integrated sourcing program that combines:

(i)	direct relationships with founders, employees, venture-capital sponsors, corporate strategic investors and university research accelerators active in embodied AI, robotics, industrial automation, autonomous mobility and related software;

(ii)	targeted outreach to secondary intermediaries and tender-offer platforms for liquidity-driven deal flow; and

(iii)	participation in late-stage private placements, public PIPE transactions and reverse-merger bridge financings.

All prospective transactions are entered into a proprietary deal-tracking database and initially screened by the investment team each week to confirm alignment with the Fund’s investment mandate and diversification parameters before resources are devoted to diligence.

Initial Screening. The first level of review is intended to confirm that each opportunity: (a) is squarely within the Fund’s thematic focus on robotics and enabling technologies; (b) is at a developmental stage ranging from mid-to-late stage product pilots through pre-public listing and is expected to have at least 18 months of liquidity on its balance sheet following the contemplated capital raise; (c) does not present material governance, regulatory or ethical impediments. Opportunities that satisfy the foregoing criteria proceed to comprehensive diligence; those that do not are declined with the rationale recorded in the database.

In selecting portfolio companies that are within the Fund’s thematic focus, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation across the robotics and embodied AI value chain. These may include, but are not limited to, companies engaged in visual-language-action (VLA) model development; autonomous mobility and task planning; energy systems and battery innovation; edge computing and semiconductors; motion control and actuation systems; tele-operation and fleet orchestration; industrial automation; sensing and perception hardware; and scalable robotic manufacturing platforms. The Adviser’s internal research and analysis leverages insights from diverse sources to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industry sub-categories.

Comprehensive Due Diligence. For each transaction that passes initial screening, the Adviser conducts a multi-disciplinary diligence program covering: (i) technical validation with internal and external robotics experts, focusing on defensibility, system maturity, and roadmap clarity; (ii) commercial analysis of addressable market size, unit economics, customer adoption and competitive positioning; (iii) financial modelling incorporating multiple funding and exit scenarios and sensitivity to macro-economic variables; (iv) legal, regulatory and compliance review, including but not limited to export-control, anti-boycott, CFIUS and sanctions considerations; and (v) valuation analysis using a combination of recent third-party transaction pricing, comparable-company multiples, option-pricing techniques and discounted-cash-flow methodologies, as appropriate.

Portfolio Construction and Risk Limits. The Adviser seeks to maintain a concentrated yet diversified portfolio with securities of 20-30 issuers. The Fund generally will seek to limit its investments in each portfolio company to no more than 20% of its assets, measured at the time of purchase. While the Fund targets an initial investment of no more than 20% of its assets in each portfolio company in which it invests, the value of the Fund’s investments will fluctuate so that any one investment may represent more or less than 20% of the Fund’s assets at any given point in time. The Fund will generally have non-controlling positions in portfolio companies. Cash and cash equivalents will generally range between zero and 20 percent of total assets, sufficient to opportunistically deploy capital into compelling transactions (with the exception of fund launch in which there will be a larger cash position as a portion of total assets). The Fund reserves the right to allocate a larger percentage of funds to cash and cash equivalents when the management team believes the market to be over-extended, or at near-term risk of downside volatility. Follow-on investment decisions are permitted only if the applicable concentration limits will continue to be observed.

Transaction Execution. Primary investments are typically structured as series-preferred equity issued pursuant to National Venture Capital Association form documentation, tailored to include information rights, pro rata pre-emption rights, board-observer privileges and protective provisions customary for institutional investors. Secondary transactions are effected through purchase-and-sale agreements that incorporate issuer consent and any applicable rights-of-first-refusal or co-sale mechanics. All closings are subject to completion of know-your-customer and anti-money-laundering procedures, tax and beneficial-ownership certifications and wire instruction verifications. Securities are held in custody with a qualified custodian or prime broker, and private certificates (or electronic share entitlements) are registered in the name of the Fund or its nominee to ensure legal title.

Ongoing Monitoring and Active Ownership. The Adviser monitors each portfolio company continuously through board or observer participation, periodic management meetings and receipt of monthly or quarterly reporting packages that include financial statements, backlog metrics, safety statistics and research-and-development milestones. Material adverse changes trigger either an immediate impairment test or a full re-underwriting of the position. The Adviser provides strategic support to portfolio companies in areas such as talent acquisition, supply-chain optimization, customer introductions, financial management, and exit readiness.

Liquidity Management and Exit Strategy. The Adviser anticipates that most portfolio companies will reach a liquidity event within seven to ten years of the Fund’s initial investment. Realizations may occur via strategic sale to an industrial or technology acquirer, traditional initial public offering, direct listing, de-SPAC transaction or negotiated secondary block sale. Distributions of realized proceeds may be re-deployed into new opportunities in accordance with the investment guidelines described above.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISK FACTORS

Investing in our common stock involves a number of significant risks. Before you invest in our common stock, you should be aware of various risks associated with the investment, including those described below. You should carefully consider these risk factors, together with all of the other information included in this Prospectus, before you decide whether to make an investment in our common stock. The risks set out below are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, you may lose all or part of your investment.

Risks Related to Our Business and Our Structure

The Fund is a newly formed entity with limited operating history as a closed-end management investment company.

The Fund is a newly formed entity with limited operating history as a closed-end management investment company. As such, there is a very limited basis upon which a potential investor can evaluate the Fund’s ability to achieve its stated investment objective. Additionally, the Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of your investment could decline substantially or become worthless.

The past investment performance of any entities with which the principals have been associated may not be indicative of the future results of an investment in the Fund. In other words, considering the prior performance information contained herein and contained in other materials provided, all prospective investors should bear in mind that past performance is not necessarily indicative of future results, and there can be no assurance that the company will achieve comparable results. Actual results could differ materially from those realized in the prior funds.

The Fund may invest in a small number of portfolio companies resulting in a lack of investment diversification.

The Fund will not have any specific limits on the holdings in securities of issuers, or in any one industry or size of issuer, except as described in this registration statement. Additionally, the Fund intends to primarily focus on companies located in the United States. Accordingly, the equity and equity-related securities in which the Fund invests may not be diversified across many sectors and will be concentrated in specific regions or countries, such as the United States. The Fund may also have a significant portion of investments in the securities of a single issuer.

A relatively high concentration of assets could result in a portfolio that may be more vulnerable to fluctuations in value resulting from adverse conditions that may affect the economy, a particular industry, or a segment of issuers than would otherwise be the case if the Fund were required to maintain wide diversification. Consequently, significant declines in the fair value of the Fund’s larger investments will produce a material decline in the Fund’s NAV.

Adverse market conditions may have a material adverse impact on the Fund’s portfolio companies and the Fund’s returns.

The value of, and the income generated by, the securities in which the Fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rate changes, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, exchange trading suspensions and closures, infectious disease outbreaks, or pandemics. Rapid or unexpected changes in market conditions could cause the Fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs, and significantly lower interest rates. These actions may result in significant expansion of public debt and greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Political, social and economic uncertainty risks could have a material adverse effect on the Fund.

Social, political, economic, and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments, and other systems, including the financial markets, to which the Fund and the issuers in which it invests are exposed. As global systems, economies, and financial markets are increasingly interconnected, events that once had only local impacts are now more likely to have regional or even global effects. Events that occur in one country, region, or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives, and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less, or different governmental regulation and supervision of the securities markets and market participants and increased, decreased, or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls, and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Recent examples of the above include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel and Iran and Israel in the Middle East. Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. Additionally, the ongoing armed conflict between Israel and Hamas and other militant groups in the Middle East and the hostilities between Israel and Iran and related events may cause significant market disruptions and volatility. These events may adversely affect regional and global economies, including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas, and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine, Israel, and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

U.S. and global markets have experienced increased volatility, including as a result of failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and companies in which it invests. For example, if a bank in which the Fund or a portfolio company has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or portfolio company. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility, and/or other services to a portfolio company fails, the portfolio company could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by portfolio companies remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services, or result in the portfolio companies being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and portfolio companies, both from market conditions and potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, due to developments in the banking industry or otherwise (including because of delayed access to cash or credit facilities), could have an adverse impact on the Fund and its portfolio companies.

Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact the Fund’s investments, it is clear that these types of events will impact the Fund and the issuers in which it invests. The issuers in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type, and the Fund will be negatively impacted if the value of its portfolio holdings decreases as a result of such events and the uncertainty they cause. There can be no assurance that emerging events will not cause the Fund to suffer a loss of any or all of its investments or interest thereon. The Fund will also be negatively affected if the operations and effectiveness of the Adviser, its affiliates, the issuers in which the Fund invests, or their key service providers are compromised or if necessary or beneficial systems and processes are disrupted.

A cyber-attack could have a material adverse effect on the Fund.

Like other business enterprises, the use of the internet and other electronic media and technology exposes the Fund and its service providers to potential operational and information security risks from cyber-security incidents, including cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries, and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential (including proprietary) company information, impede trading, subject the Fund to regulatory fines or financial losses, cause reputational damage, and/or otherwise disrupt normal business operations. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for trading counterparties and issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value. The Adviser has established business continuity plans and risk management systems reasonably designed to seek to reduce the risks associated with cyber-attacks, but there is no guarantee the Adviser’s efforts will succeed either entirely or partially because, among other reasons: the nature of malicious cyber-attacks is becoming increasingly sophisticated; the Adviser cannot control the cyber-security systems of issuers or third-party service providers; and there are inherent limitations to risk management plans and systems, including that certain current risks may not have been identified and additional unknown threats may emerge in the future. There is also a risk that cybersecurity breaches may not be detected.

Changes to U.S. tariff and import/export regulations may have a negative effect on the operations of our portfolio companies and, in turn, negatively impact us.

The U.S. government continues to enact and propose the imposition of new tariffs on specific countries and commodities, and may in the future increase or propose additional tariffs. In response, certain foreign trading partners, and others in the future, may impose retaliatory tariffs on certain U.S. goods or take other actions with respect to U.S. trade barriers. Although the Supreme Court recently invalidated the tariffs imposed under the International Emergency Economic Powers Act (“IEEPA”), certain tariff rates and obligations established through trade agreements that were negotiated during active IEEPA tariffs remain in effect, and the current administration has announced widely applicable tariffs pursuant to the Trade Act of 1974, effective February 24, 2026. The administration has indicated that it will continue seeking to implement tariffs through other statutory authorities as well. The scope of the Supreme Court’s decision may create market uncertainty as it relates to the availability of refunds for prior tariffs and the imposition of new tariffs to replace those imposed under IEEPA. The foregoing trade policy landscape has created significant uncertainty about the future relationship between the United States and certain other countries with respect to trade policies, treaties and new and increased tariffs. These developments, or the continued uncertainty relating to U.S. trade policies, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade. The uncertainty relating to U.S. trade policies has increased market volatility. Any of these factors could depress economic activity and restrict the Fund’s portfolio companies’ access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact the Fund’s business.

Exchanges of shares in portfolio companies for Shares of the Fund may create investment and economic challenges for the Fund.

When an owner of shares of a portfolio company exchanges their shares for Shares of the Fund, it is possible that such owner, if they are actively involved in the portfolio company, will have more information about that company than the Adviser. In valuing such shares for purposes of the exchange, the Adviser will analyze all information available about the company, including data concerning any secondary trading activity in shares of the company, but there can be no assurance that the Adviser will have access to all information that might have a bearing on the appropriate value of the shares for purposes of the exchange.

There are risks associated with relying on key personnel of the Adviser.

The management and governance of the Fund depends on the services of certain key personnel of the Adviser. The loss of the services of any key personnel could have a material adverse effect on the Adviser and materially adversely affect the Fund’s financial condition and results of operations.

The Fund will rely on the Adviser to manage the Fund’s investments, including sourcing and due diligence. Consequently, the Fund’s ability to achieve its investment objective depends in large part on the Adviser and its ability to identify and advise the Fund on attractive investment opportunities. This means that the Fund’s investments are dependent upon the Adviser business contacts, its ability to successfully hire, train, supervise, manage and retain its personnel and its ability to maintain its operating systems. If the Fund were to lose the services provided by the Adviser or its key personnel or if the Adviser fails to satisfactorily perform its obligations under the Advisory Agreement, the Fund’s investments and growth prospects may decline.

Certain personnel of the Adviser hold shares of the Fund. If personnel of the Adviser hold more than 25% of the voting securities of the Fund, they may be deemed to control the Fund, and affect the outcome of certain matters presented for a shareholder vote. As of July 31, 2026, Andrew Kang beneficially owned approximately 40.71% of the voting securities of the Fund and is considered a control person of the Fund.

The Fund’s financial condition and results of operations depend on its ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, and invest in portfolio companies that meet its investment criteria. Accomplishing this result on a cost-effective basis is largely a function of the Adviser’s structuring of the investment process and its ability to provide competent, attentive, and efficient services to the Fund. There can be no assurance that the Adviser will be successful in investing in portfolio companies that meet the Fund’s investment criteria, or that the Fund will achieve its investment objective. It may be difficult to implement the Fund’s strategy unless the Fund maintains a meaningful amount of assets. The success of the Fund will depend in part upon the skill and expertise of the Adviser. Even if the Fund is able to grow and build upon its investment operations, any failure to manage growth effectively could have a material adverse effect on the Fund’s business, financial condition, results of operations and prospects. The Fund’s results depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets, and economic conditions. Furthermore, if the Fund cannot successfully operate its business or implement the Fund’s investment policies and strategies as described herein, it could negatively impact the ability to make distributions.

The Fund will likely experience fluctuations in its quarterly results, and it may be unable to replicate past investment opportunities or make the types of investments it has made to date in future periods.

The Fund will likely experience fluctuations in its quarterly operating results due to a number of factors, including the rate at which it makes new investments, the level of its expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which it encounters competition in the markets, and general economic and market conditions. These fluctuations may, in certain cases, be exaggerated as a result of the Fund’s focus on realizing capital gains rather than current income from its investments. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.

The Fund operates in a highly competitive market for direct equity investment opportunities. If the Fund is unable to make investments, it may have an adverse effect on its performance.

A large number of entities compete with the Fund to make the types of direct equity investments that the Fund targets as part of its business strategy. The Fund competes for such investments with a large number of private equity and venture capital funds, secondary market funds, other equity and non-equity-based investment funds, investment banks, and other sources of financing, including traditional financial services companies such as commercial banks and specialty finance companies. Many of the Fund’s competitors are substantially larger than the Fund and have considerably greater financial, technical, and marketing resources than the Fund does. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. There can be no assurance that the competitive pressures the Fund faces will not have a material adverse effect on its business, financial condition, and results of operations. Also, as a result of this competition, the Fund may not be able to take advantage of attractive investment opportunities from time to time, and the Fund can offer no assurance that the Adviser will be able to identify and make direct equity investments that are consistent with the Fund’s investment objective. To the extent the Fund is unable to make investments in portfolio companies, an over-allocation of its assets in cash could have an adverse effect on the overall performance of the Fund, as investments in cash and cash equivalents may not earn significant returns.

There are significant potential conflicts of interest which could impact the Fund’s investment returns and limit the flexibility of its investment policies.

Certain members of the Adviser’s team serve or can serve as officers or director of entities that operate in a line of business similar to the Fund’s, including new entities that may be formed in the future. Accordingly, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or the Fund’s shareholders.

While the investment focus of each of these entities may be different from the Fund’s investment objective, it is likely that new investment opportunities that meet the Fund’s investment objective will come to the attention of one of these entities, or new entities that will likely be formed in the future in connection with another investment advisory client or program, and, if so, such opportunity might not be offered, or otherwise made available, to the Adviser or the Fund. However, the Fund’s executive officers and Adviser intend to treat the Fund in a fair and equitable manner consistent with their applicable duties under law so that the Fund will not be disadvantaged in relation to any other particular client. In addition, while the Adviser anticipates that it will from time to time identify investment opportunities that are appropriate for both the Fund and the other funds or accounts that in the future may be managed by the Adviser or an affiliate of the Adviser, to the extent it does identify such opportunities, the Adviser will establish a written allocation policy to ensure that the Fund is not disadvantaged with respect to the allocation of investment opportunities among the Fund and such other funds and accounts. The Adviser and its affiliates, as applicable, will allocate investment opportunities among its managed funds and accounts, including the Fund, in accordance with its fiduciary duties to all the funds and accounts managed by the Adviser or its affiliates.

Our Chairman and Chief Executive Officer owns a significant percentage of our stock and is able to exert significant control over matters subject to stockholder approval.

As of August 20, 2026, Mr. Kang, our Chief Executive Officer and Chairman, beneficially owns approximately 40.53% of shares of our issued and outstanding common stock. Therefore, Mr. Kang has the ability to determine or significantly influence all matters requiring stockholder approval. For example, Mr. Kang may be able to control or significantly influence the elections of directors, amendments to our organizational documents, or approval of any merger, sale of assets, or other major corporate transaction. This may prevent or discourage unsolicited acquisition proposals or offers for our common stock that may be in your best interest as one of our stockholders.

In the event the value of your investment declines, the Management Fee will still be payable.

The Management Fee is payable regardless of whether the NAV of the Fund or your investment declines. As a result, the Fund will owe the Adviser a Management Fee regardless of whether it incurred significant realized capital losses and unrealized capital depreciation (losses) during the fiscal period for which the Management Fee is paid.

Changes in laws or regulations governing the Fund’s operations may adversely affect its business.

The Fund and its portfolio companies are subject to regulation by laws at the local, state, and federal levels. These laws and regulations, as well as their interpretations, may be changed from time to time. Any change in these laws or regulations could have a material adverse effect on the Fund’s business and the value of your investment.

The Adviser has full discretion over the Fund’s portfolio, and the Fund’s shareholders are not involved in investment decisions.

Subject to the implementation of the investment limitations described herein, the Adviser has complete discretion in managing the Fund’s portfolio. The Fund’s shareholders will not make decisions with respect to the management, disposition, or other realization of any investment made by the Fund, or other decisions regarding the Fund’s business and affairs.

Our investment portfolio will be recorded at fair value as determined in good faith in accordance with procedures established by our Board and, as a result, there is and will be uncertainty as to the value of our portfolio investments.

Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined in accordance with procedures established by our Board. There may not be a public market or active secondary market for certain of the types of investments that we hold and intend to make. Our investments may not be publicly traded or actively traded on a secondary market but, instead, may be traded on a privately negotiated over-the-counter secondary market for institutional investors, if at all. As a result, we will value these investments monthly at fair value as determined in good faith in accordance with valuation policies and procedures approved by our Board.

The determination of fair value, and thus the amount of unrealized appreciation or depreciation we may recognize in any reporting period, is to a degree subjective, and our Adviser has a conflict of interest in making recommendations of fair value. We will value our investments monthly at fair value in accordance with valuation policies and procedures approved by our Board, based on, among other things, input of the Adviser and independent third-party valuation firm(s) engaged at the direction of the Board. The types of factors that may be considered in determining the fair values of our investments include the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings, the markets in which the portfolio company does business, comparison to publicly traded companies, discounted cash flow, current market interest rates and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, the valuations may fluctuate significantly over short periods of time due to changes in current market conditions. The determinations of fair value in accordance with procedures established by our Board may differ materially from the values that would have been used if an active market and market quotations existed for such investments. The methodologies used to determine fair value involve significant subjective judgments and estimates, which may differ materially from values that could ultimately be realized upon a liquidity event or other disposition. Our NAV could be adversely affected if the determinations regarding the fair value of the investments were materially higher than the values that we ultimately realize upon the disposal of such investments.

Our portfolio may be focused on a limited number of portfolio companies, which will subject us to a risk of significant loss if the business or market position of one or more of these companies deteriorates or their particular industries experience a market downturn.

To the extent we limit our number of investments, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. Subject to our RIC asset diversification requirements, our requirements as a diversified investment company, our investments could be focused on relatively few issuers. As a result, a downturn in any particular industry in which a significant number of our portfolio companies operate could materially adversely affect us.

The Fund’s strategy of maintaining a highly concentrated portfolio is designed to offer substantial benefits but also entails significant risks. Concentration allows the Fund to focus its investments on a select number of high-conviction companies, optimizing the potential for outsized returns and maximizing the beneficial impact of successful portfolio outcomes. Furthermore, this approach facilitates deeper due diligence, enhanced strategic oversight, and dedicated resources per investment, supporting informed decision-making and effective monitoring. Additionally, investors benefit from clarity and transparency regarding the Fund’s targeted investment thesis and specific exposure to industry-leading companies.

However, maintaining a concentrated portfolio increases certain risks. A limited number of investments heightens the potential impact of individual company underperformance or adverse developments, increasing overall portfolio volatility. Moreover, reduced diversification amplifies the Fund’s exposure to sector-specific, company-specific, and systemic risks, potentially magnifying negative outcomes during market downturns or disruptions. Additionally, concentrated portfolios may face liquidity challenges, particularly when holding privately held companies, potentially complicating exit strategies or the ability to realize investments at desired valuations. Lastly, concentration can elevate regulatory, valuation, and market risks, especially when the Fund invests primarily in companies within a single industry or sector.

We may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

We are classified as “non-diversified” under the 1940 Act. As a result, we will be able to invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Our ability to enter into transactions with our affiliates is restricted.

We are prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we are generally prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or directors or their affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us. We may co-invest with our Adviser or our officers and directors in a manner consistent with guidance promulgated under the no-action position of the SEC set forth in Mass Mutual Life Ins. Co. (SEC No-Action Letter, June 7, 2000), on which similarly situated funds like us rely in order to co-invest in a single class of privately placed securities so long as certain conditions are met, including that our investment adviser or an affiliate, acting on our behalf and on behalf of other clients, negotiates no term other than price.

Our Adviser and other related entities have been granted an exemptive order from the SEC, which permits the Fund to co-invest alongside other funds and accounts managed and controlled by our Adviser and its affiliates in privately-negotiated investments, in a manner consistent with its investment objective, policies and restrictions as well as applicable regulatory requirements (the “Co-Investment Exemptive Order”). Pursuant to the Co-Investment Exemptive Order, the Fund generally will be permitted to co-invest alongside certain of its affiliates if the Fund and each affiliate participating in the transaction acquire, or dispose of, as the case may be, the same class of securities, at the same time, for the same price and with the same conversion, financial reporting and registration rights, and generally with substantially the same other terms. In addition, the Fund’s independent directors will be required to make certain findings in connection with certain co-investment transactions. The Co-Investment Exemptive Order contains certain conditions that limit or restrict the Fund’s ability to participate in such investment opportunities. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.

We will be subject to U.S. federal income tax imposed at corporate rates on our income and gains if we are unable to qualify as a RIC.

We intend to elect to be treated as a RIC and intend to operate in a manner so as to continue to qualify for the U.S. federal income tax treatment applicable to RICs; however, we will not qualify as a RIC for our initial taxable year ending August 31, 2026. For our initial taxable year, we will be treated as a corporation for U.S. federal income tax purposes. Accordingly, the Fund will be subject to U.S. federal income tax imposed at corporate rates on its taxable income as well as applicable state and local income taxes. Distributions from the Fund will generally be treated as taxable dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions from the Fund to non-U.S. investors will generally be subject to U.S. federal withholding tax imposed at a rate of 30% or a reduced rate specified by an applicable income tax treaty. Taxation as a corporation will reduce the amount of cash available to pay distributions to holders of the Shares, which will mean that investors in the Fund will likely receive lower distributions than they otherwise would if the Fund qualified as a regulated investment company for U.S. federal income tax purposes.

To the extent that we qualify as a RIC in a subsequent taxable year, we generally will not be subject to U.S. federal income tax on our income and gain that we timely distribute (or are deemed to distribute) to our stockholders as dividends. We will be subject to U.S. federal income tax imposed at corporate rates on any income or gains that we do not timely distribute (or are deemed to distribute) to our shareholders. To qualify as a RIC, we must meet several requirements, including certain source of income, asset diversification and annual distribution requirements. In addition, we may also be subject to certain U.S. federal excise taxes, as well as state, local and foreign taxes (including withholding taxes).

We will satisfy the source of income requirement if we obtain at least 90% of our annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale of stock or securities, net income from an interest in a qualified publicly traded partnership, or other income derived from the business of investing in stock or securities.

We will satisfy the annual distribution requirement if we distribute to our stockholders on a timely basis generally an amount equal to at least 90% of our investment company taxable income for each year. Under certain circumstances, we may be restricted from making distributions necessary to qualify as a RIC. If we are unable to obtain cash from other sources, we may fail to qualify as a RIC. Because we must make distributions to our stockholders as described above, such amounts, to the extent a stockholder is not participating in our dividend reinvestment option, will not be available to us to make investments.

We will satisfy the asset diversification requirement if, at the end of each quarter of our taxable year:

●	At least 50% of the value of our total assets consists of cash, cash equivalents (including receivables), U.S. government securities, securities of other RICs, and other securities, provided that such other securities of any one issuer do not represent more than 5% of the value of our total assets or more than 10% of the outstanding voting securities of the issuer; and
●	No more than 25% of the value of our assets can be invested in (i) the securities, other than U.S. government securities or securities of other RICs, of one issuer, (ii) the securities, other than securities of other RICs, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses, or (iii) the securities of certain “qualified publicly traded partnerships” (as defined in the Code).

To the extent that we qualify as a RIC in a subsequent taxable year, failure to meet these tests may result in our having to (a) dispose of certain investments quickly or (b) raise additional capital to prevent the loss of RIC status. Because most of our investments are in private companies and are generally illiquid, any such dispositions may be at disadvantageous prices and may result in losses. Also, the rules applicable to our qualification as a RIC are complex with many areas of uncertainty. Accordingly, no assurance can be given that we will qualify as a RIC.

To the extent that we qualify as a RIC in a subsequent taxable year, we may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.

For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. We may also have to include in income other amounts that we have not yet received in cash, such as unrealized appreciation for foreign currency forward contracts and deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. Furthermore, we may invest in non-U.S. corporations (or other non-U.S. entities treated as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury regulations as “passive foreign investment companies” or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to limit deferral and generally require the current inclusion of income derived by the entity. In certain circumstances, this could require us to recognize income where we do not receive a corresponding payment in cash.

We anticipate that a portion of our income may constitute income required to be included in taxable income prior to receipt of cash. To the extent that we qualify as a RIC in a subsequent taxable year, such amounts accrued would be included in our investment company taxable income for the year of the accrual, and consequently, we may be required to make a distribution to our shareholders in order to satisfy the Annual Distribution Requirement (defined below), even if we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital, make a partial share distribution, or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, and choose not to make a qualifying share distribution, we may fail to qualify for RIC tax treatment and thus become subject to U.S. federal income tax.

To the extent that we qualify as a RIC in a subsequent taxable year and we are not treated as a “publicly offered regulated investment company,” certain shareholders will be treated as having received certain income and their allocable share of expenses, which may not be deductible.

A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering within the meaning of Section 4 of the Securities Act, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year. We anticipate that we will not be treated as a publicly offered RIC prior to any public listing of our shares. To the extent that we qualify as a RIC in a subsequent taxable year and we are not treated as a publicly offered RIC for any calendar year, each U.S. shareholder that is an individual, trust or estate will be treated as having received a dividend from us in the amount of such U.S. shareholder’s allocable share of certain of our expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. shareholder. Miscellaneous itemized deductions generally are not deductible by a U.S. shareholder that is an individual, trust or estate.

We cannot predict how new tax legislation will affect us, our investments, or our stockholders, and any such legislation could adversely affect our business.

Legislative or other actions relating to taxes could have a negative effect on us. The laws pertaining to U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. The likelihood of any such legislation being enacted is uncertain. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could have adverse tax consequences, such as significantly and negatively affecting our ability to qualify for tax treatment as a RIC or negatively affecting the U.S. federal income tax consequences of an investment in our Shares.

Our Board may change our non-fundamental investment policies and our investment strategies without prior notice or stockholder approval, the effects of which may be adverse.

Our Board has the authority to modify or waive our non-fundamental investment policies, and our investment criteria and strategies without stockholder approval and without prior notice. We cannot predict the effect any changes to our current non-fundamental operating policies, investment criteria and strategies would have on our business, NAV of the Fund and operating results. However, the effects might be adverse, which could negatively impact our ability to make distributions to stockholders and cause you to lose all or part of your investment.

The Fund has indemnification obligations.

We have indemnification obligations. Such liabilities may be material and have an adverse effect on the returns to investors. Our indemnification obligations would be payable from our assets, and such indemnification obligations will survive the winding-up and dissolution of the Fund.

Risks Related to Our Investments

The Fund’s investments in portfolio companies may be extremely risky, and the Fund could lose all or part of its investments.

Investment in portfolio companies involves a number of significant risks, including:

●	these portfolio companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation, and the reduction or loss of the Fund’s investment;
●	these portfolio companies typically have limited operating histories, less-established and comprehensive product lines, and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions, and consumer sentiment in respect of their products or services, as well as general economic downturns;
●	because the portfolio companies are privately owned, there is usually little publicly available information about these businesses; therefore, although the Adviser and its agents perform due diligence on these portfolio companies, their operations, and their prospects, including review of independent research reports and market valuations of securities of such companies on alternative trading systems and other private secondary markets, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information regarding the portfolio companies in which the Fund invests. Furthermore, there can be no assurance that the information that the Adviser does obtain with respect to any investment is reliable. The Fund will invest in portfolio companies for which current, up-to-date financial information is not available if the Adviser determines, based on the results of its due diligence review, that such investment is in the best interests of the Fund and its shareholders;
●	Portfolio companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation, or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Fund; and
●	Portfolio companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion, or maintain their competitive position.

The Fund may not realize gains from its investments, may be compelled to liquidate its investments at a loss as a result of the actions of majority shareholders and, because certain of the portfolio companies may incur substantial debt to finance their operations, the Fund may experience a complete loss on its investment in the event of a bankruptcy or liquidation of any of the portfolio companies.

The Fund invests principally in the equity securities (common and/or preferred stock, or equity-linked securities convertible into such equity securities) of operating private companies. However, the securities the Fund acquires may not appreciate in value and, in fact, may decline in value. In addition, the private company securities the Fund acquires (or into which they are convertible) are often subject to drag-along rights. Drag-along rights are rights granted to a majority stockholder in a particular company that enable such shareholder to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a portfolio company at a specified price, which could be, in the Adviser’s opinion, inadequate or undesirable or even below the Fund’s cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the Fund’s investment. Further, capital market volatility and the overall market environment may preclude the portfolio companies from realizing liquidity events and impede the Fund’s exit from these investments. The portfolio companies may make business decisions to forego or delay potential liquidity events, such as an initial public offering, which could delay the Fund’s realization of value. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that it does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences. The Fund will generally have little, if any, control over the timing of any gains it may realize from its investments. In addition, the portfolio companies in which the Fund invests may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

The Fund may enter into SAFEs with portfolio companies, which give the Fund certain rights for future equity in such portfolio companies similar to a warrant, except without determining a specific price per share at the time of the initial investment. The Fund’s ability to receive portfolio company equity under a SAFE is contingent upon the occurrence of triggering events set forth in the applicable SAFE, such as a priced round of investment or liquidation event, which may never materialize. In addition, SAFE terms may vary from agreement to agreement and may provide a right to the portfolio company to repurchase the Fund’s future right to equity before a triggering event occurs. There is no guarantee that the Fund will receive favorable terms when entering into a SAFE or that the Fund will recover its investment in a portfolio company made under such agreement.

Because the Fund’s investments are generally not in publicly traded securities, there will be uncertainty regarding the fair market value of its investments, which could adversely affect the determination of the Fund’s NAV.

The Fund’s portfolio investments are generally not in publicly traded securities (unless one of the portfolio companies goes public, and then only to the extent the Fund has not yet liquidated its securities holdings therein). The Adviser prepares portfolio company valuations using the most recent portfolio company financial statements and forecasts, if available. The Adviser may utilize the services of an independent valuation firm, which, if engaged, may prepare or review valuations for all or some of the Fund’s portfolio investments that are not publicly traded or for which the Adviser does not have readily available market quotations. The types of factors that the Adviser will take into account in providing its fair value determination with respect to such portfolio company valuation will include, as relevant and, to the extent available, the portfolio company’s earnings, the markets in which the portfolio company does business, comparison to valuations of publicly traded companies in the portfolio company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the portfolio company, and other relevant factors. It is difficult to obtain financial and other information with respect to private companies, and even where the Adviser is able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, the Adviser’s determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, the Adviser’s fair market value determinations with respect to any non-publicly traded portfolio company investment the Fund holds may cause the Fund’s NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize on one or more of its investments. As a result, investors purchasing the Fund’s Shares based on an overstated NAV would pay a higher price than the value of its investments might warrant.

The lack of liquidity in, and potentially extended holding period of, many of the Fund’s investments may adversely affect its business and will delay any distributions of any gains.

The Fund’s investments are generally in non-publicly traded securities (unless one of the portfolio companies goes public, and then only to the extent the Fund has not yet liquidated its securities holdings therein).

Although the Adviser expects that most of the Fund’s equity investments will trade on private secondary marketplaces, certain of the securities held may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time the Adviser desires to do so and at the price the Adviser anticipates. The illiquidity of the Fund’s investments, including those that are traded on private secondary marketplaces, may make it difficult for it to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, it may realize significantly less than the carrying value of its investments. There is no limitation on the portion of the Fund’s portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio may be invested in such illiquid securities from time to time.

In addition, because the Fund deploys its capital to invest primarily in equity securities of private companies (or equity-linked securities convertible into such equity securities), realization events, if any, are unlikely to occur in the near term with respect to the majority of the portfolio companies. The Fund expects that its holdings of securities may require several years to appreciate in value and can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that the Fund’s shareholders could wait for an extended period of time before any appreciation or sale of the Fund’s investments, and any attendant distributions of gains, may be realized.

Technology-focused companies in which the Fund invests are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences, and periodic downturns.

The Adviser expects that a number of the portfolio companies in which the Fund invests will be technology-focused companies. The revenues, income (or losses), and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-focused companies have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the portfolio companies that are technology-focused companies may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any equity securities that the Fund may hold. This could, in turn, materially adversely affect the Fund’s business, financial condition, and results of operations.

Investing in Humanoid and embodied intelligence technology companies involves risk.

Humanoid and embodied intelligence technology companies typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as a humanoid and embodied intelligence technology company.

Certain humanoid and embodied intelligence technology companies may face special risks that their products or services may not prove to be commercially successful. Such companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, certain of such companies in which the Fund may invest may not currently be profitable and there can be no assurance that such companies will be profitable in the future.

Because the Fund will generally not hold controlling equity interests in its portfolio companies, the Fund will likely not be in a position to exercise control over the portfolio companies or to prevent decisions by substantial shareholders or management of the portfolio companies that could decrease the value of its investments.

The Fund has not, does not intend to, and does not anticipate that it will take controlling equity positions in the portfolio companies. As a result, it will be subject to the risk that a portfolio company may make business decisions with which the Adviser disagrees, and the stockholders and management of a portfolio company may take risks or otherwise act in ways that are adverse to the Fund’s interests. In addition, other shareholders, such as venture capital and private equity sponsors, that have substantial investments in the portfolio companies may have interests that differ from that of the portfolio company or its minority shareholders, which may lead them to take actions that could materially and adversely affect the value of the Fund’s investment in the portfolio company. Due to the lack of liquidity for the equity investments that the Fund will typically hold in the portfolio companies, it may not be able to dispose of its investments in the event the Adviser disagrees with the actions of a portfolio company or its substantial shareholders and may therefore suffer a decrease in the value of its investments.

Investments in foreign companies may involve significant risks in addition to the risks inherent in U.S. investments.

While the Fund intends to invest primarily in U.S. companies, it may invest on an opportunistic basis in certain non-U.S. companies, including those located in emerging markets, that otherwise meet its investment criteria. Investing in foreign companies, and particularly those in emerging markets, may expose the Fund to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations; political and social instability; expropriation; nationalization of companies by foreign governments; capital repatriation regulations; restrictions on foreign investment in certain jurisdictions; imposition of foreign taxes (including withholding taxes) at potentially confiscatory levels; fluctuating currency exchange rates; less liquid markets and less available information than is generally the case in the United States; higher transaction costs; less government supervision of exchanges, brokers, and issuers; less developed bankruptcy laws; difficulty in enforcing contractual obligations; extended or delayed settlements of transactions; lack of uniform accounting and auditing standards; and greater price volatility. Further, the Fund may have difficulty enforcing its rights as an equity holder in foreign jurisdictions. In addition, to the extent the Fund invests in non-U.S. companies, it may face greater exposure to foreign economic developments.

International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods, and possible failure of individual companies or industries which could have a negative impact on the Fund’s performance. Events such as these are difficult to predict and may or may not occur in the future.

In addition, the Fund’s investments in foreign companies may be subject to economic sanctions or other government restrictions. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the Fund’s liquidity and performance.

Although the Fund expects that most of its investments will be U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

There are risks associated with investing in SPVs or similar investment structures, including that the Fund will bear its pro rata portion of expenses on investments in SPVs and will have no direct claim against underlying portfolio companies.

The Adviser may invest in portfolio companies indirectly through investing in SPVs. Investors should be aware that the use of SPVs introduces additional layers of structural complexity, and additional risks related to liquidity, transparency, and valuation may exist.

The Fund, as a holder of securities issued by an SPV or similar investment structure, will bear its pro rata portion of such SPV or investment structure’s expenses. The fees we pay to invest in an SPV may be higher than if we invested in the single underlying portfolio company directly. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.

Investments in SPVs are generally illiquid, and the Fund may invest in SPVs managed by external managers. When investing in an SPV managed by an unaffiliated manager, the Adviser will not have any control over the management of the SPV. In addition, the Fund’s investments in SPVs may be subject to investment lock-up periods or other transfer restrictions and may require the approval of an external manager to transfer our interests or obtain stock following an IPO. As such, the Fund may not be able to withdraw or transfer its investment at a desirable time. Even if the Fund is able to withdraw from an SPV, it may take a considerable amount of time for the SPV to redeem or liquidate the Fund’s position. An SPV’s withdrawal limitations may also restrict the Adviser’s ability to reallocate or terminate investments in SPVs that are poorly performing or have otherwise had adverse changes. We do not control the timing of cash or stock distributions from external managers. The Fund will have no direct claims against any portfolio company held by an SPV.

SPVs may also present valuation and transparency challenges. For SPVs managed by unaffiliated entities, the Fund may have little to not transparency regarding the SPVs financial position or holdings. Information provided by the SPV may be minimal, and may not be provided in a timely manner. For information about the value of the Fund’s investment in an SPV managed by an unaffiliated entity, the Adviser will be dependent on information provided by the manager of the SPV, including unaudited financial statements, which, if inaccurate, could adversely affect the Adviser’s ability to accurately value the Fund’s Shares and to manage the Fund’s investment portfolio in accordance with its investment objective. Moreover, the Adviser’s due diligence efforts may not necessarily detect fraud, malfeasance, inadequate back-office systems, or other flaws or problems with respect to the SPV manager. Stockholders have no individual right to receive information about the SPVs or their managers, will not be stockholders in the SPVs, and will have no rights with respect to or standing or recourse against the SPVs, their managers, or any of their respective affiliates. Stockholders should recognize that valuations of illiquid assets, including interests in SPVs, involve various judgments and consideration of factors that may be subjective.

There are risks relating to investing in PIPE transactions offered by SPACs.

The Fund may invest in PIPE transactions where the issuer of the security is a SPAC established to facilitate the acquisition and future financing of certain private late-stage operating growth companies in anticipation of such private company entering the public markets. In a PIPE transaction, investors purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. When participating in a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, the company typically agrees as part of the PIPE deal to register the restricted securities with the SEC. PIPE transactions are subject to the risk that the issuer may be unable to register the securities for public resale in a timely manner, or at all, in which case the securities could be sold only in a privately negotiated transaction and, potentially, at a price less than that paid by the Fund. Disposing of such securities may involve negotiation and legal expenses. Even if such securities are registered for public sale, the resulting market for the securities may be thin or illiquid, which could make it difficult for the Fund to dispose of such securities at an acceptable price.

Indirect investments in portfolio companies involve substantial risks, including that the portfolio company may not recognize our investment and actively seek to obstruct it.

The Fund may obtain exposure to portfolio companies indirectly by investing through SPVs or other such instruments. The underlying portfolio company may not be a party to and may not have approved or been informed of the SPV’s transactions with us, unless otherwise disclosed. The portfolio company may, upon learning of the SPV’s transactions, take steps to invalidate or frustrate them, demand that we stop purchasing portfolio company’s securities, or seek redress or retaliation against SPV sponsors, us, or others. Should the portfolio company object to the existence of the creation of the SPV, it may take any number of steps to discourage or obstruct the transactions, including claiming that the SPV transactions violate the portfolio company’s agreements, claiming causes of action SPV sponsors or us, defensive measures intended to discourage SPV sponsors from selling the portfolio company’s securities to us, refusing to accept or process securities transfers, or claiming rights to rescind our transactions or trigger rights of refusal to purchase the portfolio company’s securities involved in our transactions. Should a portfolio company wish to prospectively discourage secondary transactions by us, it may adopt policies or securities-related documents that makes such transactions impractical. A portfolio company may also object to use of its name, intellectual property, or public or non-public information about it. A portfolio company may be under no obligation to approve or recognize transactions involving the portfolio company’s securities that occur through SPVs. Conversely, a portfolio company that does wish to endorse, approve, or participate in the transactions may face complex and costly regulatory requirements and exposure to risk for doing so, which could discourage it from approving or participating in the transaction.

There are significant potential risks relating to investing in securities traded on private secondary marketplaces.

The Fund may utilize alternative trading systems and other private secondary markets to acquire equity securities of portfolio companies. The Fund generally has little or no direct access to financial or other information from the portfolio companies in which it invests through such private secondary marketplaces. As a result, the Fund is dependent upon the relationships and contacts of the Adviser to perform research and due diligence, and to monitor the Fund’s investments after they are made. However, there can be no assurance that the Adviser will be able to acquire adequate information on which to make an investment decision with respect to any private secondary marketplace purchases, or that the information the Adviser is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the portfolio companies in which the Fund invests could cause the Fund to lose part or all of its investment in such companies, which would have a material and adverse effect on its NAV and results of operations.

In addition, there can be no assurance that portfolio companies in which the Fund invests through private secondary marketplaces will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of our portfolio investments. Further, prices on alternative trading systems and other private secondary markets, where limited information is available, may not accurately reflect the true value of a portfolio company, and may in certain cases overstate a portfolio company’s actual value, which may cause the Fund to realize future capital losses on its investment in that portfolio company. If any of the foregoing were to occur, it would likely have a material and adverse effect on the Fund’s NAV and results of operations.

Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite the Fund’s efforts to comply with applicable laws, the Fund could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Fund as an access vehicle for investment in private shares. Private companies may also increasingly seek to limit secondary trading in their stock, through such methods as contractual transfer restrictions and employment policies. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, the Fund’s ability to find investment opportunities and to liquidate its investments could be adversely affected.

Due to transfer restrictions and the illiquid nature of the Fund’s investments, the Fund may not be able to purchase or sell its investments when it determines to do so.

The Fund’s investments are, and are expected to continue to be, primarily in equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of privately held companies. Such equity securities are typically subject to contractual transfer limitations, which may include prohibitions on transfer without the company’s consent. In order to complete a purchase of shares, the Fund may need to, among other things, give the issuer or its stockholders a particular period of time, often 30 days, in which to exercise a veto right, or a right of first refusal over, the sale of such securities. The Fund may be unable to complete a purchase transaction if the subject company or its stockholders chooses to exercise a veto right or right of first refusal. When the Fund completes an investment (or upon conversion of equity-linked securities), it generally becomes bound to the contractual transfer limitations imposed on the subject company’s stockholders as well as other contractual obligations, such as tag-along rights (i.e., rights of a company’s minority stockholders to participate in a sale of such company’s shares on the same terms and conditions as a company’s majority shareholder, if the majority stockholder sell its shares of the company). These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO of a particular portfolio company, the Fund’s ability to liquidate such securities may be constrained. Transfer restrictions could limit the Fund’s ability to liquidate its positions in these securities if it is unable to find buyers acceptable to its portfolio companies, or, where applicable, their stockholders. Such buyers may not be willing to purchase the Fund’s investments at adequate prices or in volumes sufficient to liquidate its position, and even where they are willing, other stockholders could exercise their tag-along rights to participate in the sale, thereby reducing the number of shares sellable by the Fund. Furthermore, prospective buyers may be deterred from entering into purchase transactions with the Fund due to the delay and uncertainty that these transfer and other limitations create.

The Fund intends to adhere to its primary investment strategy to “buy and hold” the portfolio company securities. However, although the Adviser believes alternative trading systems and other private secondary markets may offer an opportunity to liquidate the Fund’s private company investments, in the event the Fund needs to liquidate such securities prior to a portfolio company’s liquidity event (i.e., IPO or merger or acquisition transaction), there can be no assurance that a trading market will develop for the securities that it liquidates or that the subject companies will permit their shares to be sold through such platforms.

Due to the illiquid nature of most of the Fund’s investments, the Fund may not be able to sell these securities at times when the Adviser deems it necessary to do so or at all. Due to the difficulty of assessing the Fund’s NAV, the NAV for the Fund’s shares may not fully reflect the illiquidity of the Fund’s portfolio, which may change on a daily basis, depending on many factors, including the status of the alternative trading systems and other private secondary markets on which the Fund’s portfolio securities may trade and the Fund’s particular portfolio at any given time.

The Fund may be subject to lock-up provisions or agreements that could prohibit it from selling its investments for a specified period of time.

Even if some of the portfolio companies complete IPOs, the Fund will often be subject to lock-up provisions that prohibit it from selling its investments into the public market for specified periods of time after an IPO, typically 180 days. As a result, the market price of securities that the Fund holds may decline substantially before it is able to sell these securities following an IPO.

There are significant potential risks associated with investing in venture capital and private equity-backed companies with complex capital structures.

A primary feature of the Fund’s investment objective is to invest in private late-stage growth companies, either through private secondary transactions or direct investments in such companies, and to hold such securities until a liquidity event with respect to such portfolio company occurs, such as an initial public offering or a merger or acquisition transaction. Such private companies frequently have much more complex capital structures than traditional publicly traded companies and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the Adviser has limited information with respect to such capital structures. Although the Adviser has experience evaluating and investing in private companies with such complex capital structures, there can be no assurance that we will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a portfolio company’s equity securities. Any failure on our part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause the Fund to lose part or all of its investment, which in turn could have a material and adverse effect on the Fund’s NAV and results of operations.

There are significant potential risks relating to holding portfolio company securities following an IPO.

The value of shares of a portfolio company following an IPO may and likely will fluctuate considerably more than during the private phase of their offering. Additionally, due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects, the shares of portfolio companies following an IPO may experience high amounts of volatility generally. Investments in companies that have recently sold securities through an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to sell significant amounts of shares without an unfavorable impact on prevailing prices. As a result, the market price of securities that the Fund holds may decline substantially before the Adviser is able to sell these securities following an IPO. In addition, issuers frequently impose lock-ups that prohibit sales of their shares for a period of time after an IPO.

There are risks relating to investing in other registered investment companies.

The Fund may invest in registered investment companies to obtain exposure to private, early stage, emerging growth companies. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. The Fund, as a holder of securities issued by investment companies, will bear its pro rata portion of such investment company’s operating expenses. These operating expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.

There are risks relating to investing in ETFs and ETPs.

ETFs are investment companies that typically are registered under the 1940 Act as open-end funds. ETFs are actively traded on national securities exchanges and may track specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ NAV. Market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to various factors including changes in the ETF’s NAV, the value of ETF holdings, and supply of and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to their NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers), and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) their NAV. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. As with any exchange-listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges. Certain ETFs in which the Fund may invest may not be registered under the 1940 Act (such ETFs referred to herein as ETPs). Because ETPs are not registered under the 1940 Act, they are not required to comply with the 1940 Act and holders of ETP shares are not afforded the protections of the 1940 Act. Additionally, ETPs are not eligible to be taxed as regulated investment companies.

Investments in Private Funds may involve significant risks.

To the extent the Fund invests in any Private Funds, such investments may involve significant risks. The Fund’s investments in Private Funds subject it to the risks associated with direct ownership of the securities in which the underlying funds invest. Private Funds are also subject to operational risks, such as the Private Fund manager’s ability to maintain operations, including back-office functions, property management, accounting, administration, risk management, valuation services, and reporting. The Fund may be required to indemnify certain of the Private Funds and/or their service providers from liability, damages, costs, or expenses. In addition, the Fund, as a holder of securities issued by the Private Funds, will bear its pro rata portion of such Private Fund’s expenses. The fees we pay to invest in a Private Fund may be higher than if the manager of the Private Fund managed our assets directly. Incentive fees charged by certain Private Funds may incentivize its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.

Private Funds are not registered as investment companies under the 1940 Act and, therefore, the Fund will not be afforded the protections of the 1940 Act with respect to its Private Fund investments. For example, Private Funds may employ higher and/or more complex fee structures, may not have independent boards, may not require stockholder approval of advisory contracts, may employ leverage higher than other investment vehicles such as mutual funds, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC.

Although the Adviser will evaluate each Private Fund and its manager to determine whether its investment programs are consistent with the Fund’s investment objective and whether the Private Fund’s investment performance is satisfactory, the Adviser will not have any control over the investments made by a Private Fund. In addition, the Fund’s investments in Private Funds may be subject to investment lock-up periods, during which the Fund may not be able to withdraw its investment. Even if the Fund’s investment in a Private Fund is not subject to lock-up, it will take a significant amount of time to redeem or otherwise liquidate such a position. Such withdrawal limitations may also restrict the Adviser’s ability to reallocate or terminate investments in Private Funds that are poorly performing or have otherwise had adverse changes. No market for the interests in a Private Fund exists or is expected to develop, and it may be difficult or impossible to transfer the interests in such Private Fund, even in an emergency.

For information about the value of the Fund’s investment in Private Funds, the Adviser will be dependent on information provided by the Private Funds, including unaudited financial statements, which, if inaccurate, could adversely affect the Adviser’s ability to accurately value the Fund’s Shares and to manage the Fund’s investment portfolio in accordance with its investment objective. A Private Fund may not provide us audited financials, and, in the absence of such audited financials, we will not have an independent third party verifying financial reports. Moreover, the Adviser’s due diligence efforts may not necessarily detect fraud, malfeasance, inadequate back-office systems, or other flaws or problems with respect to the underlying Private Fund managers. In purchasing a Private Fund interest, we entrust all aspects of the management of the Private Fund to its manager, and are subject to the risks inherent in relying on a third party manager. Stockholders have no individual right to receive information about the Private Funds or their managers, will not be stockholders in the Private Funds, and will have no rights with respect to or standing or recourse against the Private Funds, their managers, or any of their respective affiliates. Stockholders should recognize that valuations of illiquid assets, including interests in Private Funds, involve various judgments and consideration of factors that may be subjective.

Each Private Fund will be subject to a variety of litigation risks. A Private Fund’s assets, including any investments made by the Private Fund and the portfolio companies held by the Private Fund, are available to satisfy all liabilities and other obligations of the Private Fund and we could find our interest in the Private Fund’s assets adversely affected by a liability arising out of an investment of the Private Fund.

Risks Related to Leverage

We may borrow money, which may magnify the potential for loss and may increase the risk of investing in us.

As part of our business strategy, we may borrow from and issue senior debt securities to banks, insurance companies and other lenders or investors. Holders of these senior securities will have fixed-dollar claims on our assets that are superior to the claims of our stockholders. If the value of our assets decreases, leverage would cause our NAV to decline more sharply than it otherwise would have if we did not employ leverage. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could negatively affect our ability to make common stock dividend payments. Additionally, the costs of borrowing may exceed the income from the portfolio securities purchased with the borrowed money. A decline in net asset value of the Fund will result if the investment performance of the additional securities purchased fails to cover their cost to the Fund (including any interest paid on the money borrowed or dividend requirements of preferred stock).

Our ability to service any borrowings that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. Moreover, the Management Fee will be payable based on our average gross assets including assets purchased with borrowed amounts, if any, which may give our Adviser an incentive to use leverage to make additional investments. The amount of leverage that we employ will depend on our Adviser’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us, which could affect our return on capital.

In addition to having fixed-dollar claims on our assets that are superior to the claims of our common stockholders, obligations to lenders may be secured by a first priority security interest in our portfolio of investments and cash.

Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.

We may in the future issue debt securities or additional preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities provided we meet certain asset coverage ratios (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock). If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness at a time when such sales may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our stockholders. Furthermore, if we issue senior securities, we will be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred stock, such stock would rank “senior” to our shares of common stock, preferred stockholders would have separate voting rights on certain matters and have other rights, preferences and privileges more favorable than those of our stockholders, and we could be required to delay, defer or prevent a transaction or a change of control that might involve a premium price for holders of our common stock or otherwise be in your best interest.

We are not generally able to issue and sell our common stock at a price below the then current NAV per share (exclusive of any distributing commission or discount). We may, however, sell our common stock at a price below the then current NAV per share if the Board determines that such sale is in our best interests and a majority of our stockholders approves such sale. In addition, we may generally issue additional shares of common stock at a price below NAV in rights offerings to existing stockholders, in payment of dividends and in certain other limited circumstances. If we raise additional funds by issuing more common stock, then the percentage ownership of our stockholders at that time will decrease, and you may experience dilution.

Risks Related to Our Securities and the Committed Equity Facility

It is not possible to predict the actual number of shares we will sell under the Purchase Agreement to Roth Principal Investments, or the actual gross proceeds resulting from those sales. Further, we may not have access to the full amount available under the Purchase Agreement with Roth Principal Investments.

We entered into the Purchase Agreement with Roth Principal Investments, pursuant to which Roth Principal Investments has committed to purchase up to $2,000,000,000 of our common stock, subject to certain limitations and conditions set forth in the Purchase Agreement. The shares of our common stock that may be issued under the Purchase Agreement may be sold by us to Roth Principal Investments at our discretion from time to time over a 36-month period commencing on the Commencement Date unless the Purchase Agreement is terminated earlier.

We generally have the right to control the timing and amount of any sales of our shares of common stock to Roth Principal Investments under the Purchase Agreement. Sales of our common stock, if any, to Roth Principal Investments under the Purchase Agreement will depend upon market conditions and other factors to be determined by us. We may ultimately decide to sell to Roth Principal Investments all, some or none of the shares of our common stock that may be available for us to sell to Roth Principal Investments pursuant to the Purchase Agreement. Depending on market liquidity at the time, resales of those shares by Roth Principal Investments may cause the public trading price of our common stock to decrease.

Because the purchase price per share to be paid by Roth Principal Investments for the shares of common stock that we may elect to sell to Roth Principal Investments under the Purchase Agreement will fluctuate based on the market prices of our common stock, it is not possible for us to predict, as of the date of this prospectus and prior to any such sales, the number of shares of common stock that we will sell to Roth Principal Investments, the purchase price per share that Roth Principal Investments will pay for shares purchased from us under the Purchase Agreement, or the aggregate gross proceeds that we will receive from those purchases by Roth Principal Investments under the Purchase Agreement, if any.

Any issuance and sale by us under the Purchase Agreement of a substantial amount of shares of common stock in addition to the 14,100,000 shares of common stock being registered for resale by Roth Principal Investments under this prospectus could cause downward selling pressure on our common stock.

Our inability to access a portion or the full amount available under the Purchase Agreement, in the absence of any other financing sources, could have a material adverse effect on our business.

The sale of the shares of common stock acquired by Roth Principal Investments, or the perception that such sales may occur, could cause the price of our common stock to fall.

The purchase price for the shares that we may sell to Roth Principal Investments under the Purchase Agreement will fluctuate based on the price of our common stock. Depending on market liquidity at the time, sales of such shares or any other sales of our common stock may cause the trading price of our common stock to fall.

If and when we do sell shares to Roth Principal Investments, after Roth Principal Investments has acquired the shares, Roth Principal Investments may resell all, some, or none of those shares at any time or from time to time in its discretion. Therefore, sales to Roth Principal Investments by us could result in substantial dilution to the interests of other holders of our common stock. Additionally, the sale of a substantial number of shares of our common stock to Roth Principal Investments, or the anticipation of such sales, could make it more difficult for us to sell equity securities in the future at a time and at a price that we might otherwise wish to effect sales.

Investors who buy shares at different times will likely pay different prices.

Pursuant to the Purchase Agreement, we will have discretion, subject to market demand, to vary the timing, prices, and numbers of shares sold to Roth Principal Investments. If and when we do elect to sell shares of our common stock to Roth Principal Investments pursuant to the Purchase Agreement, after Roth Principal Investments has acquired such shares, Roth Principal Investments may resell all, some or none of such shares at any time or from time to time in its discretion and at different prices. As a result, investors who purchase shares from Roth Principal Investments in this offering at different times will likely pay different prices for those shares, and have different outcomes in their investment results. Investors may experience a decline in the value of the shares they purchase from Roth Principal Investments in this offering as a result of future sales made by us to Roth Principal Investments at prices lower than the prices such investors paid for their shares in this offering. In addition, if we sell a substantial number of shares to Roth Principal Investments under the Purchase Agreement, or if investors expect that we will do so, the actual sales of shares or the mere existence of our arrangement with Roth Principal Investments may make it more difficult for us to sell equity or equity-related securities in the future at a time and at a price that we might otherwise wish to effect such sales.

Risks Related to the Listing of Our Shares

Common stock of closed-end management investment companies has in the past frequently traded at discounts to their NAVs, and we cannot assure you that the market price of our shares will not decline below our NAV per share.

Common stock of closed-end management investment companies has in the past frequently traded at discounts to their respective NAVs and our common stock may also be discounted in the market. This characteristic of closed-end management investment companies is separate and distinct from the risk that our NAV per share may decline. We cannot predict whether shares of our common stock will trade above, at or below our NAV per share. In addition, if our common stock trades below our NAV per share, we will generally not be able to sell additional common stock to the public at market price except (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of our common stockholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.

Our direct listing differed significantly from listings arising from an underwritten initial public offering.

Prior to the opening of trading of our shares of common stock on the Exchange, there was no book-building process and no price at which underwriters initially sold shares to the public to help inform efficient and sufficient price discovery with respect to the opening trades on the Exchange. The direct listing of our shares of common stock on the Exchange differed from the listing of shares arising from an underwritten initial public offering in several significant ways, which include, but are not limited to, the following:

●	There were no underwriters. Unlike in a traditional underwritten offering, our registration statement did not include the registration of additional shares that may be used at the option of the underwriters in connection with overallotment activity. Moreover, we did not engage in, and have not and will not, directly or indirectly, engage in any special selling efforts or stabilization or price support activities in connection with any sales made pursuant to this registration statement. In an underwritten initial public offering, the underwriters may engage in “covered” short sales in an amount of shares representing the underwriters’ option to purchase additional shares. To close a covered short position, the underwriters purchase shares in the open market or exercise the underwriters’ option to purchase additional shares. In determining the source of shares to close the covered short position, the underwriters typically consider, among other things, the price of shares available for purchase in the open market as compared to the price at which they may purchase shares through the underwriters’ option to purchase additional shares. Purchases in the open market to cover short positions, as well as other purchases underwriters may undertake for their own accounts, may have the effect of preventing a decline in the trading price of shares of common stock following the underwritten offering.
●	There was not a fixed or determined number of shares of common stock available for sale in connection with the registration and the listing of our shares of common stock. Therefore, there can be no assurance that the Selling Stockholders or other existing stockholders that may seek to sell their shares pursuant to Rule 144 of the Securities Act of 1933, as amended (the “Securities Act”) will sell any of their shares of common stock, and there may be a lack of supply of, or demand for, shares of our common stock on the Exchange. Alternatively, the Selling Stockholders or existing stockholders may choose to sell a large number of shares of common stock in the near term, resulting in potential oversupply of our common stock, which could adversely impact the trading price of our common stock.
●	We did not conduct a traditional “roadshow” with underwriters or host an “investor day” prior to the opening of trading of our common stock on the Exchange. Unlike firm commitment underwritten offerings, we did not conduct a traditional roadshow to potential investors, and unlike other direct listings of shares, we did not host an “investor day” or engage in investor education meetings that may have aided in determining the appropriate price at which our shares were initially offered on the Exchange. We instead relied on one or more designated market makers to determine the appropriate price at which our shares initially traded.

Such differences from an underwritten initial public offering may contribute to a volatile trading price for our common stock and uncertain trading volume, which may adversely affect your ability to sell any shares of common stock that you may purchase.

The public price of our shares of common stock may have little or no relationship to the historical sales prices of our shares of common stock.

Prior to listing on the Exchange, there was no public market for our shares of common stock. With the exception of shares issued to initial seed investors in connection with the formation of the Fund, all shares issued by the Fund were issued in a private offering pursuant to Regulation D under the Securities Act at a price of $10.00 per share. The private offering price did not reflect, and should not be considered an indication of, the value of our common stock or the price at which our common stock trades on the Exchange. Historical sale prices for our common stock, or our other securities, may have little or no relation to the public price of our shares of common stock on the Exchange or to broader market demand for our shares of common stock. As a result, you should not place undue reliance on these historical sales prices as they may differ materially from the market prices at which our shares of common stock have traded and may trade in the future on the Exchange.

Direct listings by closed-end management investment companies are infrequent, which could contribute to a volatile trading price and uncertain trading volume for our common stock.

We are organized as a non-diversified closed-end management investment company that is registered under the 1940 Act. As discussed above, the direct listing of our shares of common stock on the Exchange reflects a novel approach to the listing process, differs from the listing of shares arising from an underwritten initial public offering in several significant ways, and subjects our investors to a number of significant risks and uncertainties. We believe direct listings continue to be a relatively infrequent approach to listing securities on a national exchange, and that direct listings by closed end management companies are conducted even less frequently. The low frequency of direct listings for closed-end management companies indicates there may be limited opportunities for investors to compare an investment in our common stock to an investment in another closed-end management company, which may limit interest in our common stock or create the perception that there is greater risk associated with an investment in our common stock. This dynamic may exacerbate the risks associated with a direct listing, which could result in greater volatility in the trading price for and uncertainty in the trading volume of our common stock.

Investors in our common stock may be unable to bring claims under Sections 11 and 12(a)(2) of the Securities Act due to the requirement to trace shares to the applicable registration statement, which may limit the remedies available to investors acquiring shares in a direct listing and adversely impact the market price of our common stock.

In a traditional underwritten initial public offering, investors can generally trace their shares to the registration statement, enabling them to bring claims under Sections 11 and 12(a)(2) of the Securities Act for material misstatements or omissions. However, in a direct listing such as the one we undertook, which did not involve a firm commitment underwriting, where both registered and unregistered shares may be sold into the public market on the first day of trading, investors may be unable to establish that their shares were offered and sold pursuant to the registration statement. As a result, liability under Section 11 (and potentially Section 12(a)(2)) may be unavailable to some investors, even in the event of a material misstatement or omission in the registration statement.

In June 2023, the U.S. Supreme Court held that stockholders asserting Section 11 claims must plead and prove that their shares are traceable to the allegedly defective registration statement. The U.S. Court of Appeals for the Ninth Circuit confirmed that the tracing requirement applies in the context of direct listings, and that tracing shares to a registration statement is particularly difficult where registered and unregistered shares begin trading at the same time. While the scope of Section 12(a)(2) liability remains unresolved, courts may impose similar traceability requirements to these claims, which would limit liability under that section as well.

Accordingly, if investors purchase our common stock in the open market, they may not be able to assert claims under Section 11 (and potentially Section 12(a)(2)) of the Securities Act for any material misstatements or omissions in this prospectus or the registration statement of which this prospectus forms a part. Because our potential liability under the Securities Act may be reduced as compared to a traditional initial public offering, investors may face greater risk in a direct listing with respect to inaccurate or incomplete disclosures. In addition to reducing the potential remedies available to investors and limiting recovery in the event of a violation of the federal securities laws, these dynamics may adversely impact the market price of our common stock.

Our stock price may be volatile, and could decline significantly and rapidly.

The listing of our common stock and the registration of the Selling Stockholders’ shares of common stock is a novel process that is not an underwritten initial public offering.

If the trading price of our common stock is above the level that investors determine is reasonable for our common stock, some investors may attempt to short our common stock, which would create additional downward pressure on the trading price of our common stock.

The trading price of our common stock also could be subject to wide fluctuations in response to numerous factors in addition to the ones described in the preceding risk factors, many of which are beyond our control, including:

●	actual or anticipated fluctuations in our financial condition, results of operations, or operating metrics and those of our competitors;

●	the number of shares of our common stock made available for trading;

●	failure of securities analysts to initiate or maintain coverage of us, changes in financial estimates by any securities analysts who follow our company, or variance in our financial performance from expectations of securities analysts;

●	changes in our projected operating and financial results;

●	future sales of our common stock by us or our stockholders;

●	changes in our Board, senior management, or key personnel;

●	the trading volume of our common stock;

●	general economic and market conditions; and

●	other events or factors, including those resulting from war, incidents of terrorism, pandemics, elections, or responses to these events.

An active, liquid, and orderly market for our common stock may not be sustained. You may be unable to sell your shares of common stock at or above the price at which you purchased them.

Prior to listing on the Exchange, there was no public market for our common stock. Moreover, consistent with Regulation M and other federal securities laws applicable to our listing, the Selling Stockholders have no specific plans to sell shares in the public market, and we have not discussed with potential investors their intentions to buy our common stock in the open market. While our common stock may be sold on the Exchange by the Selling Stockholders pursuant to this Prospectus or by our other existing stockholders in accordance with Rule 144 of the Securities Act, unlike an underwritten initial public offering, there can be no assurance that the Selling Stockholders or other existing stockholders will sell any of their shares of common stock, and there may be a lack of supply of, or demand for, common stock on the Exchange. Conversely, there can be no assurance that the Selling Stockholders and other existing stockholders will not sell all of their shares of common stock, resulting in an oversupply of our common stock on the Exchange. In the case of a lack of supply of our common stock, the trading price of our common stock may rise to an unsustainable level. Further, institutional investors may be discouraged from purchasing our common stock if they are unable to purchase a block of our common stock in the open market in a sufficient size for their investment objectives due to a potential unwillingness of our existing stockholders to sell a sufficient amount of common stock at the price offered by such institutional investors and the greater influence individual investors have in setting the trading price. If institutional investors are unable to purchase our common stock in a sufficient amount for their investment objectives, the market for our common stock may be more volatile without the influence of long-term institutional investors holding significant amounts of our common stock. In the case of a lack of demand for our common stock, the trading price of our common stock could decline significantly and rapidly. Therefore, an active, liquid, and orderly trading market for our common stock may not be sustained, which could significantly depress the trading price of our common stock and/or result in significant volatility, which could affect your ability to sell your shares of common stock.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The following description is based on relevant portions of the Maryland General Corporation Law (the “MGCL”) and on the Fund’s Charter and Bylaws (“Bylaws”). This summary may not contain all of the information that is important to a shareholder. Please refer to the Fund’s Charter and Bylaws for a more detailed description of the provisions summarized below.

General

Under the terms of the Charter, the Fund’s authorized capital stock consists of 500,000,000 shares of common stock, par value $0.001 per share, and no shares of preferred stock. There are no outstanding options or warrants to purchase the Fund’s stock. Under Maryland law, the Fund’s shareholders generally are not personally liable for the Fund’s debts or obligations. Under the Fund’s Charter, the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of the shares of stock without obtaining shareholder approval. As permitted by the MGCL, the Fund’s Charter provides that the Board, without any action by our shareholders, may amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.

The following presents our outstanding classes of securities as of August 20, 2026:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	500,000,000	0	24,351,230

Common Stock

All Shares of the Fund’s common stock will have equal rights as to earnings, assets, voting, and distributions and other distributions and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of the Fund’s common stock if, as and when authorized by the Board and declared by the Fund out of funds legally available therefor. Shares of the Fund’s common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of the Fund’s liquidation, dissolution or winding up, each Share of the Fund’s common stock would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of the Fund’s preferred stock, if any preferred stock is outstanding at such time. Each Share of the Fund’s common stock is entitled to one vote on all matters submitted to a vote of shareholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of the Fund’s common stock possess exclusive voting power.

Preferred Stock

The Fund’s charter authorizes the Board to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. The cost of any such reclassification would be borne by the Fund’s existing common stockholders. Prior to issuance of shares of each class or series, the Board is required by Maryland law and by the Fund’s charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of the Fund’s common stock or otherwise be in their best interest. The Fund believes that the availability for issuance of preferred stock will provide it with increased flexibility in structuring future financings and acquisitions. However, it does not currently have any plans to issue preferred stock.

Limitation on Liability of Directors and Officers; Indemnification and Advance of Expenses

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Fund’s Charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law.

The Fund’s Charter authorizes it, to the maximum extent permitted by Maryland law, to indemnify any present or former director or officer or any individual who, while serving as its director or officer and at the Fund’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The Fund’s Bylaws obligate it, to the maximum extent permitted by Maryland law, to indemnify any present or former director or officer or any individual who, while serving as the Fund’s director or officer and at its request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Fund’s Bylaws also provide that, to the maximum extent permitted by Maryland law, with the approval of the Board and provided that certain conditions described in the Bylaws are met, it may pay certain expenses incurred by any such indemnified person in advance of the final disposition of a proceeding upon receipt of an undertaking by or on behalf of such indemnified person to repay amounts the Fund has so paid if it is ultimately determined that indemnification of such expenses is not authorized under the Bylaws.

Maryland law requires a corporation (unless its charter provides otherwise, which the Fund’s Charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either, case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good-faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

The Fund’s insurance policy does not currently provide coverage for claims, liabilities and expenses that may arise out of activities that its present or former directors or officers have performed for another entity at the Fund’s request. There is no assurance that such entities will in fact carry such insurance. However, the Fund does not expect to request its present or former directors or officers to serve other entities as directors, officers, partners or trustees unless the Fund can obtain insurance providing coverage for such persons for any claims, liabilities or expenses that may arise out of their activities while serving in such capacities.

Certain Provisions of the MGCL and Our Charter and Bylaws; Anti-Takeover Measures

The MGCL and the Fund’s Charter and Bylaws contain provisions that could make it more difficult for a potential acquirer to acquire the Fund by means of a tender offer, proxy contest or otherwise. These provisions are expected to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control of the Fund to negotiate first with the Board. These measures may delay, defer or prevent a transaction or a change in control that might otherwise be in the best interests of the Fund’s shareholders. These provisions could have the effect of depriving shareholders of an opportunity to sell their Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Fund. Such attempts could have the effect of increasing the Fund’s expenses and disrupting its normal operations. The Fund believes that the benefits of these provisions outweigh the potential disadvantages of discouraging any such acquisition proposals because, among other things, the negotiation of such proposals may improve their terms. The Board has considered these provisions and has determined that the provisions are in the best interests of the Fund and its shareholders generally.

Classified Board of Directors

The Board intends to structure itself to be divided into three classes of directors serving staggered three-year terms. Directors of each class are elected to serve for three-year terms and until their successors are duly elected and qualify, and each year, one class of directors is elected by the shareholders. A classified board may render a change in control of the Fund or removal of its incumbent management more difficult. The Fund believes, however, that the longer time required to elect a majority of a classified Board will help to ensure the continuity and stability of its management and policies.

Election of Directors

The Bylaws provide that, subject to the special rights of the holders of any class or series of preferred stock to elect directors, each director is elected by a plurality of the votes cast with respect to such director’s election. There is no cumulative voting in the election of directors. Pursuant to the Fund’s Charter, the Board may amend the Bylaws to alter the vote required to elect directors.

Number of Directors; Vacancies; Removal

The Fund’s Charter provides that the number of directors will be set by the Board in accordance with the Bylaws. The Bylaws provide that a majority of the entire Board may at any time increase or decrease the number of directors, provided however, that the number of directors may never be less than the minimum number required by the MGCL nor more than nine. The Bylaws provide that, except as may be provided by the Board in setting the terms of any class or series of preferred stock, any and all vacancies on the Board may be filled only by the affirmative vote of a majority of the remaining directors in office, even if the remaining directors do not constitute a quorum, and any director elected to fill a vacancy will serve for the remainder of the full term of the class in which the vacancy occurred and until a successor is elected and qualifies.

Our Charter provides that a Director may be removed only for cause, as defined in our Charter, and then only by the affirmative vote of at least two-thirds of the votes entitled to be cast in the election of Directors.

Action by Shareholders

Under the MGCL, shareholder action can be taken only at an annual or special meeting of shareholders or by unanimous written consent in lieu of a meeting (unless the charter provides for shareholder action by less than unanimous written consent). These provisions, combined with the requirements of the Bylaws regarding the calling of a shareholder-requested special meeting of shareholders discussed below, may have the effect of delaying consideration of a shareholder proposal indefinitely.

The presence in person or by proxy of the holders of one-third of the votes entitled to be cast (without regard to class) shall constitute a quorum at any meeting of stockholders, except with respect to any such matter that, under applicable statutes or regulatory requirements or the Charter, requires approval by a separate vote of one or more classes or series of stock, in which case the presence in person or by proxy of the holders of shares entitled to cast a majority of the votes entitled to be cast by such classes or series on such a matter shall constitute a quorum.

Advance Notice Provisions for Shareholder Nominations and Shareholder Proposals

The Fund’s Bylaws provide that with respect to an annual meeting of shareholders, nominations of persons for election to the Board and the proposal of business to be considered by shareholders may be made only (1) pursuant to the Fund’s notice of the meeting, (2) by the Board or (3) by a shareholder who is entitled to vote at the meeting, who has complied with the advance notice procedures of the Bylaws and who is a shareholder of record at the time of the annual meeting and at the time of giving notice pursuant to the advance notice procedures of the Bylaws. With respect to special meetings of shareholders, only the business specified in the Fund’s notice of the meeting may be brought before the meeting. Nominations of persons for election to the Board at a special meeting may be made only (1) pursuant to our notice of the meeting, (2) by the Board or (3) provided that the Board has determined that directors will be elected at the meeting, by a shareholder who is entitled to vote at the meeting, who has complied with the advance notice provisions of the Bylaws and who is a shareholder of record at the time of the special meeting and at the time of giving notice pursuant to the advance notice procedures of the Bylaws.

The purpose of requiring shareholders to give the Fund advance notice of nominations and other business is to afford the Board a meaningful opportunity to consider the qualifications of the proposed nominees and the advisability of any other proposed business and, to the extent deemed necessary or desirable by the Board, to inform shareholders and make recommendations about such qualifications or business, as well as to provide a more orderly procedure for conducting meetings of shareholders. Although the Bylaws do not give the Board any power to disapprove shareholder nominations for the election of directors or proposals recommending certain action, they may have the effect of precluding a contest for the election of directors or the consideration of shareholder proposals if proper procedures are not followed and of discouraging or deterring a third-party from conducting a solicitation of proxies to elect its own slate of directors or to approve its own proposal without regard to whether consideration of such nominees or proposals might be harmful or beneficial to the Fund and its shareholders.

Calling of Special Meetings of Shareholders

The Fund’s Bylaws provide that special meetings of shareholders may be called by the Board and certain of the Fund’s officers. Additionally, the Bylaws provide that, subject to the satisfaction of certain procedural and informational requirements by the shareholders requesting the meeting, a special meeting of shareholders will be called by the secretary of the corporation upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting.

Approval of Extraordinary Corporate Action; Amendment of Charter and Bylaws

Under Maryland law, a Maryland corporation generally cannot dissolve, amend its charter, merge, sell all or substantially all of its assets, engage in a share exchange or engage in similar transactions outside the ordinary course of business, unless approved by the affirmative vote of shareholders entitled to cast at least two-thirds of the votes entitled to be cast on the matter. However, a Maryland corporation may provide in its charter for approval of these matters by a lesser percentage, but not less than a majority of all of the votes entitled to be cast on the matter. The Fund’s Charter generally provides for approval of charter amendments and extraordinary transactions by the shareholders entitled to cast at least a majority of the votes entitled to be cast on the matter. The Fund’s Charter also provides that certain charter amendments, any proposal for the Fund’s conversion, whether by charter amendment, merger or otherwise, from a closed-end company to an open-end company and any proposal for the Fund’s liquidation or dissolution requires the approval of the shareholders entitled to cast at least 80% of the votes entitled to be cast on such matter. However, if such amendment or proposal is approved by a majority or more of the Fund’s continuing directors (in addition to approval by the Board), such amendment or proposal may be approved by a majority of the votes entitled to be cast on such a matter. The “continuing directors” are defined in the Fund’s Charter as (1) the Fund’s current directors, (2) those directors whose nomination for election by the shareholders or whose election by the directors to fill vacancies is approved by a majority of the current directors then on the Board or (3) any successor directors whose nomination for election by the shareholders or whose election by the directors to fill vacancies is approved by a majority of continuing directors or the successor continuing directors then in office.

The Fund’s Charter and Bylaws provide that the Board will have the exclusive power to adopt, alter, amend or repeal any provision of the Bylaws and to make new Bylaws.

No Appraisal Rights

Except with respect to appraisal rights arising in connection with the Maryland Control Share Acquisition Act discussed below, as permitted by the MGCL, the Fund’s Charter provides that shareholders will not be entitled to exercise appraisal rights unless a majority of the Board determines such rights apply.

Control Share Acquisitions

The MGCL allows closed-end funds to opt into the Maryland’s control share statute (the “Control Share Acquisition Act”), which allows a corporation to limit the voting rights of shares acquired by certain large stockholders. We have not opted into, and do not expect to opt into, the Control Share Acquisition Act unless the Board determines (which it presently has not) that doing so is not inconsistent with the 1940 Act. However, the Board may adopt a resolution at any time choosing to opt into and make us subject to, the Control Share Acquisition Act. Important provisions of the Control Share Acquisition Act, which would apply if the Fund opted to be subject to the act, are described below.

The Control Share Acquisition Act provides that control shares of a Maryland corporation acquired in a control share acquisition have no voting rights except to the extent approved by a vote of two-thirds of the votes entitled to be cast on the matter. Shares owned by the acquiror, by officers or by directors who are employees of the corporation are excluded from shares entitled to vote on the matter. Control shares are voting shares of stock which, if aggregated with all other shares of stock owned by the acquiror or in respect of which the acquiror is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquiror to exercise voting power in electing directors within one of the following ranges of voting power:

●	one-tenth or more but less than one-third;
●	one-third or more but less than a majority; or
●	a majority or more of all voting power.

The requisite stockholder approval must be obtained each time an acquiror crosses one of the thresholds of voting power set forth above. Control shares do not include shares the acquiring person is then entitled to vote as a result of having previously obtained stockholder approval. A control share acquisition means the acquisition of control shares, subject to certain exceptions.

A person who has made or proposes to make a control share acquisition may compel the board of directors of the corporation to call a special meeting of stockholders to be held within 50 days of demand to consider the voting rights of the shares. The right to compel the calling of a special meeting is subject to the satisfaction of certain conditions, including an undertaking to pay the expenses of the meeting. If no request for a meeting is made, the corporation may itself present the question at any stockholders meeting.

If voting rights are not approved at the meeting or if the acquiring person does not deliver an acquiring person statement as required by the statute, then the corporation may redeem for fair value any or all of the control shares, except those for which voting rights have previously been approved. The right of the corporation to redeem control shares is subject to certain conditions and limitations. Fair value is determined, without regard to the absence of voting rights for the control shares, as of the date of the last control share acquisition by the acquirer or of any meeting of stockholders at which the voting rights of the shares are considered and not approved. If voting rights for control shares are approved at a stockholders meeting and the acquirer becomes entitled to vote a majority of the shares entitled to vote, all other stockholders may exercise appraisal rights. The fair value of the shares as determined for purposes of appraisal rights may not be less than the highest price per share paid by the acquirer in the control share acquisition.

Potentially inhibiting a closed-end investment company’s ability to utilize the Control Share Acquisition Act is Section 18(i) of the 1940 Act which provides that “every share of stock . . . issued by a registered management company . . . shall be a voting stock and have equal voting rights with every other outstanding voting stock,” thereby preventing the Fund from issuing a class of shares with voting rights that vary within that class. There are currently different views, however, on whether or not the Control Share Acquisition Act conflicts with Section 18(i) of the 1940 Act. One view is that implementation of the Control Share Acquisition Act would conflict with the 1940 Act because it would deprive certain shares of their voting rights. Another view is that implementation of the Control Share Acquisition Act would not conflict with the 1940 Act because it would limit the voting rights of shareholders who choose to acquire shares of stock that put them within the specified percentages of ownership rather than limiting the voting rights of the shares themselves. The Control Share Acquisition Act does not apply (a) to shares acquired in a merger, consolidation or share exchange if the corporation is a party to the transaction or (b) to acquisitions approved or exempted by the charter or bylaws of the corporation.

A November 15, 2010 letter from the staff of the SEC’s Division of Investment Management took the position that a closed-end fund, by opting in to the Control Share Acquisition Act, would be acting in a manner inconsistent with Section 18(i) of the 1940 Act. However, on May 27, 2020, the staff of the SEC’s Division of Investment Management published an updated statement (the “2020 Control Share Statute Relief”) withdrawing the November 15, 2010 letter and replacing it with a new no-action position allowing a closed-end fund under Section 18(i) to opt-in to the Control Share Acquisition Act, provided that the decision to do so was taken with reasonable care in light of (1) the board’s fiduciary duties, (2) applicable federal and state law, and (3) the particular facts and circumstances surrounding the action. The 2020 Control Share Statute Relief reflects only the enforcement position of the Staff and is not binding on the SEC or any court. Recent federal court decisions, however, have found that an opt into the Maryland Control Share Acquisition Act violates the 1940 Act.

Business Combinations

Under Maryland law, “business combinations” between a corporation and an interested shareholder or an affiliate of an interested shareholder are prohibited for five years after the most recent date on which the interested shareholder becomes an interested shareholder. These business combinations include a merger, consolidation, share exchange or, in circumstances specified in the statute, an asset transfer or issuance or reclassification of equity securities. An interested shareholder is defined as:

●	any person who beneficially owns 10% or more of the voting power of the corporation’s outstanding voting stock; or
●	an affiliate or associate of the corporation who, at any time within the two-year period prior to the date in question, was the beneficial owner of 10% or more of the voting power of the then-outstanding voting stock of the corporation.

A person is not an interested shareholder under this statute if the board of directors approved in advance the transaction by which the shareholder otherwise would have become an interested shareholder. However, in approving a transaction, the board of directors may provide that its approval is subject to compliance, at or after the time of approval, with any terms and conditions determined by the board.

After the five-year prohibition, any business combination between the corporation and an interested shareholder generally must be recommended by the board of directors of the corporation and approved by the affirmative vote of at least:

●	80% of the votes entitled to be cast by holders of outstanding shares of voting stock of the corporation; and
●	two-thirds of the votes entitled to be cast by holders of voting stock of the corporation other than shares held by the interested
●	shareholder with whom or with whose affiliate the business combination is to be effected or held by an affiliate or associate of the interested shareholder.

These super-majority vote requirements do not apply if the corporation’s common shareholders receive a minimum price, as defined under Maryland law, for their shares in the form of cash or other consideration in the same form as previously paid by the interested shareholder for its shares.

The statute permits various exemptions from its provisions, including business combinations that are exempted by the board of directors before the time that the interested shareholder becomes an interested shareholder.

Exclusive Forum

The Fund’s Charter requires that, unless the Fund consents in writing to the selection of an alternative forum, the Circuit Court for Baltimore City (or, if that Court does not have jurisdiction, the United States District Court for the District of Maryland, Northern Division) shall be the sole and exclusive forum for (i) any derivative action or proceeding brought on behalf of the Fund; (ii) any action asserting a claim of breach of any standard of conduct or legal duty owed by any of the Fund’s directors, officers or other agents to the Fund or to its shareholders, (iii) any action asserting a claim arising pursuant to any provision of the MGCL or the Charter or the Bylaws (as either may be amended from time to time), or (iv) any action asserting a claim governed by the internal affairs doctrine. This exclusive forum selection provision in the Fund’s Charter does not apply to claims arising under the federal securities laws, including the Securities Act and the Exchange Act.

There is uncertainty as to whether a court would enforce such a provision, and investors cannot waive compliance with the federal securities laws and the rules and regulations thereunder. In addition, this provision may increase costs for shareholders in bringing a claim against the Fund or its directors, officers or other agents. Any investor purchasing or otherwise acquiring the Fund’s shares is deemed to have notice of and consented to the foregoing provision.

The exclusive forum selection provision in the Fund’s Charter may limit its shareholders’ ability to obtain a favorable judicial forum for disputes with the Fund or its directors, officers or other agents, which may discourage lawsuits against the Fund and such persons. It is also possible that, notwithstanding such exclusive forum selection provision, a court could rule that such provision is inapplicable or unenforceable.

Outstanding Securities [Table Text Block]

The following presents our outstanding classes of securities as of August 20, 2026:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	500,000,000	0	24,351,230

Risks Related to Our Business and Our Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Our Business and Our Structure

The Fund is a newly formed entity with limited operating history as a closed-end management investment company.

The Fund is a newly formed entity with limited operating history as a closed-end management investment company. As such, there is a very limited basis upon which a potential investor can evaluate the Fund’s ability to achieve its stated investment objective. Additionally, the Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of your investment could decline substantially or become worthless.

The past investment performance of any entities with which the principals have been associated may not be indicative of the future results of an investment in the Fund. In other words, considering the prior performance information contained herein and contained in other materials provided, all prospective investors should bear in mind that past performance is not necessarily indicative of future results, and there can be no assurance that the company will achieve comparable results. Actual results could differ materially from those realized in the prior funds.

The Fund may invest in a small number of portfolio companies resulting in a lack of investment diversification.

The Fund will not have any specific limits on the holdings in securities of issuers, or in any one industry or size of issuer, except as described in this registration statement. Additionally, the Fund intends to primarily focus on companies located in the United States. Accordingly, the equity and equity-related securities in which the Fund invests may not be diversified across many sectors and will be concentrated in specific regions or countries, such as the United States. The Fund may also have a significant portion of investments in the securities of a single issuer.

A relatively high concentration of assets could result in a portfolio that may be more vulnerable to fluctuations in value resulting from adverse conditions that may affect the economy, a particular industry, or a segment of issuers than would otherwise be the case if the Fund were required to maintain wide diversification. Consequently, significant declines in the fair value of the Fund’s larger investments will produce a material decline in the Fund’s NAV.

Adverse market conditions may have a material adverse impact on the Fund’s portfolio companies and the Fund’s returns.

The value of, and the income generated by, the securities in which the Fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rate changes, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, exchange trading suspensions and closures, infectious disease outbreaks, or pandemics. Rapid or unexpected changes in market conditions could cause the Fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs, and significantly lower interest rates. These actions may result in significant expansion of public debt and greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Political, social and economic uncertainty risks could have a material adverse effect on the Fund.

Social, political, economic, and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments, and other systems, including the financial markets, to which the Fund and the issuers in which it invests are exposed. As global systems, economies, and financial markets are increasingly interconnected, events that once had only local impacts are now more likely to have regional or even global effects. Events that occur in one country, region, or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives, and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less, or different governmental regulation and supervision of the securities markets and market participants and increased, decreased, or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls, and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Recent examples of the above include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel and Iran and Israel in the Middle East. Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. Additionally, the ongoing armed conflict between Israel and Hamas and other militant groups in the Middle East and the hostilities between Israel and Iran and related events may cause significant market disruptions and volatility. These events may adversely affect regional and global economies, including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas, and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine, Israel, and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

U.S. and global markets have experienced increased volatility, including as a result of failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and companies in which it invests. For example, if a bank in which the Fund or a portfolio company has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or portfolio company. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility, and/or other services to a portfolio company fails, the portfolio company could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by portfolio companies remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services, or result in the portfolio companies being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and portfolio companies, both from market conditions and potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, due to developments in the banking industry or otherwise (including because of delayed access to cash or credit facilities), could have an adverse impact on the Fund and its portfolio companies.

Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact the Fund’s investments, it is clear that these types of events will impact the Fund and the issuers in which it invests. The issuers in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type, and the Fund will be negatively impacted if the value of its portfolio holdings decreases as a result of such events and the uncertainty they cause. There can be no assurance that emerging events will not cause the Fund to suffer a loss of any or all of its investments or interest thereon. The Fund will also be negatively affected if the operations and effectiveness of the Adviser, its affiliates, the issuers in which the Fund invests, or their key service providers are compromised or if necessary or beneficial systems and processes are disrupted.

A cyber-attack could have a material adverse effect on the Fund.

Like other business enterprises, the use of the internet and other electronic media and technology exposes the Fund and its service providers to potential operational and information security risks from cyber-security incidents, including cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries, and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential (including proprietary) company information, impede trading, subject the Fund to regulatory fines or financial losses, cause reputational damage, and/or otherwise disrupt normal business operations. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for trading counterparties and issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value. The Adviser has established business continuity plans and risk management systems reasonably designed to seek to reduce the risks associated with cyber-attacks, but there is no guarantee the Adviser’s efforts will succeed either entirely or partially because, among other reasons: the nature of malicious cyber-attacks is becoming increasingly sophisticated; the Adviser cannot control the cyber-security systems of issuers or third-party service providers; and there are inherent limitations to risk management plans and systems, including that certain current risks may not have been identified and additional unknown threats may emerge in the future. There is also a risk that cybersecurity breaches may not be detected.

Changes to U.S. tariff and import/export regulations may have a negative effect on the operations of our portfolio companies and, in turn, negatively impact us.

The U.S. government continues to enact and propose the imposition of new tariffs on specific countries and commodities, and may in the future increase or propose additional tariffs. In response, certain foreign trading partners, and others in the future, may impose retaliatory tariffs on certain U.S. goods or take other actions with respect to U.S. trade barriers. Although the Supreme Court recently invalidated the tariffs imposed under the International Emergency Economic Powers Act (“IEEPA”), certain tariff rates and obligations established through trade agreements that were negotiated during active IEEPA tariffs remain in effect, and the current administration has announced widely applicable tariffs pursuant to the Trade Act of 1974, effective February 24, 2026. The administration has indicated that it will continue seeking to implement tariffs through other statutory authorities as well. The scope of the Supreme Court’s decision may create market uncertainty as it relates to the availability of refunds for prior tariffs and the imposition of new tariffs to replace those imposed under IEEPA. The foregoing trade policy landscape has created significant uncertainty about the future relationship between the United States and certain other countries with respect to trade policies, treaties and new and increased tariffs. These developments, or the continued uncertainty relating to U.S. trade policies, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade. The uncertainty relating to U.S. trade policies has increased market volatility. Any of these factors could depress economic activity and restrict the Fund’s portfolio companies’ access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact the Fund’s business.

Exchanges of shares in portfolio companies for Shares of the Fund may create investment and economic challenges for the Fund.

When an owner of shares of a portfolio company exchanges their shares for Shares of the Fund, it is possible that such owner, if they are actively involved in the portfolio company, will have more information about that company than the Adviser. In valuing such shares for purposes of the exchange, the Adviser will analyze all information available about the company, including data concerning any secondary trading activity in shares of the company, but there can be no assurance that the Adviser will have access to all information that might have a bearing on the appropriate value of the shares for purposes of the exchange.

There are risks associated with relying on key personnel of the Adviser.

The management and governance of the Fund depends on the services of certain key personnel of the Adviser. The loss of the services of any key personnel could have a material adverse effect on the Adviser and materially adversely affect the Fund’s financial condition and results of operations.

The Fund will rely on the Adviser to manage the Fund’s investments, including sourcing and due diligence. Consequently, the Fund’s ability to achieve its investment objective depends in large part on the Adviser and its ability to identify and advise the Fund on attractive investment opportunities. This means that the Fund’s investments are dependent upon the Adviser business contacts, its ability to successfully hire, train, supervise, manage and retain its personnel and its ability to maintain its operating systems. If the Fund were to lose the services provided by the Adviser or its key personnel or if the Adviser fails to satisfactorily perform its obligations under the Advisory Agreement, the Fund’s investments and growth prospects may decline.

Certain personnel of the Adviser hold shares of the Fund. If personnel of the Adviser hold more than 25% of the voting securities of the Fund, they may be deemed to control the Fund, and affect the outcome of certain matters presented for a shareholder vote. As of July 31, 2026, Andrew Kang beneficially owned approximately 40.71% of the voting securities of the Fund and is considered a control person of the Fund.

The Fund’s financial condition and results of operations depend on its ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, and invest in portfolio companies that meet its investment criteria. Accomplishing this result on a cost-effective basis is largely a function of the Adviser’s structuring of the investment process and its ability to provide competent, attentive, and efficient services to the Fund. There can be no assurance that the Adviser will be successful in investing in portfolio companies that meet the Fund’s investment criteria, or that the Fund will achieve its investment objective. It may be difficult to implement the Fund’s strategy unless the Fund maintains a meaningful amount of assets. The success of the Fund will depend in part upon the skill and expertise of the Adviser. Even if the Fund is able to grow and build upon its investment operations, any failure to manage growth effectively could have a material adverse effect on the Fund’s business, financial condition, results of operations and prospects. The Fund’s results depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets, and economic conditions. Furthermore, if the Fund cannot successfully operate its business or implement the Fund’s investment policies and strategies as described herein, it could negatively impact the ability to make distributions.

The Fund will likely experience fluctuations in its quarterly results, and it may be unable to replicate past investment opportunities or make the types of investments it has made to date in future periods.

The Fund will likely experience fluctuations in its quarterly operating results due to a number of factors, including the rate at which it makes new investments, the level of its expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which it encounters competition in the markets, and general economic and market conditions. These fluctuations may, in certain cases, be exaggerated as a result of the Fund’s focus on realizing capital gains rather than current income from its investments. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.

The Fund operates in a highly competitive market for direct equity investment opportunities. If the Fund is unable to make investments, it may have an adverse effect on its performance.

A large number of entities compete with the Fund to make the types of direct equity investments that the Fund targets as part of its business strategy. The Fund competes for such investments with a large number of private equity and venture capital funds, secondary market funds, other equity and non-equity-based investment funds, investment banks, and other sources of financing, including traditional financial services companies such as commercial banks and specialty finance companies. Many of the Fund’s competitors are substantially larger than the Fund and have considerably greater financial, technical, and marketing resources than the Fund does. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. There can be no assurance that the competitive pressures the Fund faces will not have a material adverse effect on its business, financial condition, and results of operations. Also, as a result of this competition, the Fund may not be able to take advantage of attractive investment opportunities from time to time, and the Fund can offer no assurance that the Adviser will be able to identify and make direct equity investments that are consistent with the Fund’s investment objective. To the extent the Fund is unable to make investments in portfolio companies, an over-allocation of its assets in cash could have an adverse effect on the overall performance of the Fund, as investments in cash and cash equivalents may not earn significant returns.

There are significant potential conflicts of interest which could impact the Fund’s investment returns and limit the flexibility of its investment policies.

Certain members of the Adviser’s team serve or can serve as officers or director of entities that operate in a line of business similar to the Fund’s, including new entities that may be formed in the future. Accordingly, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or the Fund’s shareholders.

While the investment focus of each of these entities may be different from the Fund’s investment objective, it is likely that new investment opportunities that meet the Fund’s investment objective will come to the attention of one of these entities, or new entities that will likely be formed in the future in connection with another investment advisory client or program, and, if so, such opportunity might not be offered, or otherwise made available, to the Adviser or the Fund. However, the Fund’s executive officers and Adviser intend to treat the Fund in a fair and equitable manner consistent with their applicable duties under law so that the Fund will not be disadvantaged in relation to any other particular client. In addition, while the Adviser anticipates that it will from time to time identify investment opportunities that are appropriate for both the Fund and the other funds or accounts that in the future may be managed by the Adviser or an affiliate of the Adviser, to the extent it does identify such opportunities, the Adviser will establish a written allocation policy to ensure that the Fund is not disadvantaged with respect to the allocation of investment opportunities among the Fund and such other funds and accounts. The Adviser and its affiliates, as applicable, will allocate investment opportunities among its managed funds and accounts, including the Fund, in accordance with its fiduciary duties to all the funds and accounts managed by the Adviser or its affiliates.

Our Chairman and Chief Executive Officer owns a significant percentage of our stock and is able to exert significant control over matters subject to stockholder approval.

As of August 20, 2026, Mr. Kang, our Chief Executive Officer and Chairman, beneficially owns approximately 40.53% of shares of our issued and outstanding common stock. Therefore, Mr. Kang has the ability to determine or significantly influence all matters requiring stockholder approval. For example, Mr. Kang may be able to control or significantly influence the elections of directors, amendments to our organizational documents, or approval of any merger, sale of assets, or other major corporate transaction. This may prevent or discourage unsolicited acquisition proposals or offers for our common stock that may be in your best interest as one of our stockholders.

In the event the value of your investment declines, the Management Fee will still be payable.

The Management Fee is payable regardless of whether the NAV of the Fund or your investment declines. As a result, the Fund will owe the Adviser a Management Fee regardless of whether it incurred significant realized capital losses and unrealized capital depreciation (losses) during the fiscal period for which the Management Fee is paid.

Changes in laws or regulations governing the Fund’s operations may adversely affect its business.

The Fund and its portfolio companies are subject to regulation by laws at the local, state, and federal levels. These laws and regulations, as well as their interpretations, may be changed from time to time. Any change in these laws or regulations could have a material adverse effect on the Fund’s business and the value of your investment.

The Adviser has full discretion over the Fund’s portfolio, and the Fund’s shareholders are not involved in investment decisions.

Subject to the implementation of the investment limitations described herein, the Adviser has complete discretion in managing the Fund’s portfolio. The Fund’s shareholders will not make decisions with respect to the management, disposition, or other realization of any investment made by the Fund, or other decisions regarding the Fund’s business and affairs.

Our investment portfolio will be recorded at fair value as determined in good faith in accordance with procedures established by our Board and, as a result, there is and will be uncertainty as to the value of our portfolio investments.

Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined in accordance with procedures established by our Board. There may not be a public market or active secondary market for certain of the types of investments that we hold and intend to make. Our investments may not be publicly traded or actively traded on a secondary market but, instead, may be traded on a privately negotiated over-the-counter secondary market for institutional investors, if at all. As a result, we will value these investments monthly at fair value as determined in good faith in accordance with valuation policies and procedures approved by our Board.

The determination of fair value, and thus the amount of unrealized appreciation or depreciation we may recognize in any reporting period, is to a degree subjective, and our Adviser has a conflict of interest in making recommendations of fair value. We will value our investments monthly at fair value in accordance with valuation policies and procedures approved by our Board, based on, among other things, input of the Adviser and independent third-party valuation firm(s) engaged at the direction of the Board. The types of factors that may be considered in determining the fair values of our investments include the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings, the markets in which the portfolio company does business, comparison to publicly traded companies, discounted cash flow, current market interest rates and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, the valuations may fluctuate significantly over short periods of time due to changes in current market conditions. The determinations of fair value in accordance with procedures established by our Board may differ materially from the values that would have been used if an active market and market quotations existed for such investments. The methodologies used to determine fair value involve significant subjective judgments and estimates, which may differ materially from values that could ultimately be realized upon a liquidity event or other disposition. Our NAV could be adversely affected if the determinations regarding the fair value of the investments were materially higher than the values that we ultimately realize upon the disposal of such investments.

Our portfolio may be focused on a limited number of portfolio companies, which will subject us to a risk of significant loss if the business or market position of one or more of these companies deteriorates or their particular industries experience a market downturn.

To the extent we limit our number of investments, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. Subject to our RIC asset diversification requirements, our requirements as a diversified investment company, our investments could be focused on relatively few issuers. As a result, a downturn in any particular industry in which a significant number of our portfolio companies operate could materially adversely affect us.

The Fund’s strategy of maintaining a highly concentrated portfolio is designed to offer substantial benefits but also entails significant risks. Concentration allows the Fund to focus its investments on a select number of high-conviction companies, optimizing the potential for outsized returns and maximizing the beneficial impact of successful portfolio outcomes. Furthermore, this approach facilitates deeper due diligence, enhanced strategic oversight, and dedicated resources per investment, supporting informed decision-making and effective monitoring. Additionally, investors benefit from clarity and transparency regarding the Fund’s targeted investment thesis and specific exposure to industry-leading companies.

However, maintaining a concentrated portfolio increases certain risks. A limited number of investments heightens the potential impact of individual company underperformance or adverse developments, increasing overall portfolio volatility. Moreover, reduced diversification amplifies the Fund’s exposure to sector-specific, company-specific, and systemic risks, potentially magnifying negative outcomes during market downturns or disruptions. Additionally, concentrated portfolios may face liquidity challenges, particularly when holding privately held companies, potentially complicating exit strategies or the ability to realize investments at desired valuations. Lastly, concentration can elevate regulatory, valuation, and market risks, especially when the Fund invests primarily in companies within a single industry or sector.

We may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

We are classified as “non-diversified” under the 1940 Act. As a result, we will be able to invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Our ability to enter into transactions with our affiliates is restricted.

We are prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we are generally prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or directors or their affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us. We may co-invest with our Adviser or our officers and directors in a manner consistent with guidance promulgated under the no-action position of the SEC set forth in Mass Mutual Life Ins. Co. (SEC No-Action Letter, June 7, 2000), on which similarly situated funds like us rely in order to co-invest in a single class of privately placed securities so long as certain conditions are met, including that our investment adviser or an affiliate, acting on our behalf and on behalf of other clients, negotiates no term other than price.

Our Adviser and other related entities have been granted an exemptive order from the SEC, which permits the Fund to co-invest alongside other funds and accounts managed and controlled by our Adviser and its affiliates in privately-negotiated investments, in a manner consistent with its investment objective, policies and restrictions as well as applicable regulatory requirements (the “Co-Investment Exemptive Order”). Pursuant to the Co-Investment Exemptive Order, the Fund generally will be permitted to co-invest alongside certain of its affiliates if the Fund and each affiliate participating in the transaction acquire, or dispose of, as the case may be, the same class of securities, at the same time, for the same price and with the same conversion, financial reporting and registration rights, and generally with substantially the same other terms. In addition, the Fund’s independent directors will be required to make certain findings in connection with certain co-investment transactions. The Co-Investment Exemptive Order contains certain conditions that limit or restrict the Fund’s ability to participate in such investment opportunities. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.

We will be subject to U.S. federal income tax imposed at corporate rates on our income and gains if we are unable to qualify as a RIC.

We intend to elect to be treated as a RIC and intend to operate in a manner so as to continue to qualify for the U.S. federal income tax treatment applicable to RICs; however, we will not qualify as a RIC for our initial taxable year ending August 31, 2026. For our initial taxable year, we will be treated as a corporation for U.S. federal income tax purposes. Accordingly, the Fund will be subject to U.S. federal income tax imposed at corporate rates on its taxable income as well as applicable state and local income taxes. Distributions from the Fund will generally be treated as taxable dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions from the Fund to non-U.S. investors will generally be subject to U.S. federal withholding tax imposed at a rate of 30% or a reduced rate specified by an applicable income tax treaty. Taxation as a corporation will reduce the amount of cash available to pay distributions to holders of the Shares, which will mean that investors in the Fund will likely receive lower distributions than they otherwise would if the Fund qualified as a regulated investment company for U.S. federal income tax purposes.

To the extent that we qualify as a RIC in a subsequent taxable year, we generally will not be subject to U.S. federal income tax on our income and gain that we timely distribute (or are deemed to distribute) to our stockholders as dividends. We will be subject to U.S. federal income tax imposed at corporate rates on any income or gains that we do not timely distribute (or are deemed to distribute) to our shareholders. To qualify as a RIC, we must meet several requirements, including certain source of income, asset diversification and annual distribution requirements. In addition, we may also be subject to certain U.S. federal excise taxes, as well as state, local and foreign taxes (including withholding taxes).

We will satisfy the source of income requirement if we obtain at least 90% of our annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale of stock or securities, net income from an interest in a qualified publicly traded partnership, or other income derived from the business of investing in stock or securities.

We will satisfy the annual distribution requirement if we distribute to our stockholders on a timely basis generally an amount equal to at least 90% of our investment company taxable income for each year. Under certain circumstances, we may be restricted from making distributions necessary to qualify as a RIC. If we are unable to obtain cash from other sources, we may fail to qualify as a RIC. Because we must make distributions to our stockholders as described above, such amounts, to the extent a stockholder is not participating in our dividend reinvestment option, will not be available to us to make investments.

We will satisfy the asset diversification requirement if, at the end of each quarter of our taxable year:

●	At least 50% of the value of our total assets consists of cash, cash equivalents (including receivables), U.S. government securities, securities of other RICs, and other securities, provided that such other securities of any one issuer do not represent more than 5% of the value of our total assets or more than 10% of the outstanding voting securities of the issuer; and
●	No more than 25% of the value of our assets can be invested in (i) the securities, other than U.S. government securities or securities of other RICs, of one issuer, (ii) the securities, other than securities of other RICs, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses, or (iii) the securities of certain “qualified publicly traded partnerships” (as defined in the Code).

To the extent that we qualify as a RIC in a subsequent taxable year, failure to meet these tests may result in our having to (a) dispose of certain investments quickly or (b) raise additional capital to prevent the loss of RIC status. Because most of our investments are in private companies and are generally illiquid, any such dispositions may be at disadvantageous prices and may result in losses. Also, the rules applicable to our qualification as a RIC are complex with many areas of uncertainty. Accordingly, no assurance can be given that we will qualify as a RIC.

To the extent that we qualify as a RIC in a subsequent taxable year, we may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.

For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. We may also have to include in income other amounts that we have not yet received in cash, such as unrealized appreciation for foreign currency forward contracts and deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. Furthermore, we may invest in non-U.S. corporations (or other non-U.S. entities treated as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury regulations as “passive foreign investment companies” or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to limit deferral and generally require the current inclusion of income derived by the entity. In certain circumstances, this could require us to recognize income where we do not receive a corresponding payment in cash.

We anticipate that a portion of our income may constitute income required to be included in taxable income prior to receipt of cash. To the extent that we qualify as a RIC in a subsequent taxable year, such amounts accrued would be included in our investment company taxable income for the year of the accrual, and consequently, we may be required to make a distribution to our shareholders in order to satisfy the Annual Distribution Requirement (defined below), even if we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital, make a partial share distribution, or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, and choose not to make a qualifying share distribution, we may fail to qualify for RIC tax treatment and thus become subject to U.S. federal income tax.

To the extent that we qualify as a RIC in a subsequent taxable year and we are not treated as a “publicly offered regulated investment company,” certain shareholders will be treated as having received certain income and their allocable share of expenses, which may not be deductible.

A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering within the meaning of Section 4 of the Securities Act, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year. We anticipate that we will not be treated as a publicly offered RIC prior to any public listing of our shares. To the extent that we qualify as a RIC in a subsequent taxable year and we are not treated as a publicly offered RIC for any calendar year, each U.S. shareholder that is an individual, trust or estate will be treated as having received a dividend from us in the amount of such U.S. shareholder’s allocable share of certain of our expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. shareholder. Miscellaneous itemized deductions generally are not deductible by a U.S. shareholder that is an individual, trust or estate.

We cannot predict how new tax legislation will affect us, our investments, or our stockholders, and any such legislation could adversely affect our business.

Legislative or other actions relating to taxes could have a negative effect on us. The laws pertaining to U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. The likelihood of any such legislation being enacted is uncertain. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could have adverse tax consequences, such as significantly and negatively affecting our ability to qualify for tax treatment as a RIC or negatively affecting the U.S. federal income tax consequences of an investment in our Shares.

Our Board may change our non-fundamental investment policies and our investment strategies without prior notice or stockholder approval, the effects of which may be adverse.

Our Board has the authority to modify or waive our non-fundamental investment policies, and our investment criteria and strategies without stockholder approval and without prior notice. We cannot predict the effect any changes to our current non-fundamental operating policies, investment criteria and strategies would have on our business, NAV of the Fund and operating results. However, the effects might be adverse, which could negatively impact our ability to make distributions to stockholders and cause you to lose all or part of your investment.

The Fund has indemnification obligations.

We have indemnification obligations. Such liabilities may be material and have an adverse effect on the returns to investors. Our indemnification obligations would be payable from our assets, and such indemnification obligations will survive the winding-up and dissolution of the Fund.

Risks Related to Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Our Investments

The Fund’s investments in portfolio companies may be extremely risky, and the Fund could lose all or part of its investments.

Investment in portfolio companies involves a number of significant risks, including:

●	these portfolio companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation, and the reduction or loss of the Fund’s investment;
●	these portfolio companies typically have limited operating histories, less-established and comprehensive product lines, and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions, and consumer sentiment in respect of their products or services, as well as general economic downturns;
●	because the portfolio companies are privately owned, there is usually little publicly available information about these businesses; therefore, although the Adviser and its agents perform due diligence on these portfolio companies, their operations, and their prospects, including review of independent research reports and market valuations of securities of such companies on alternative trading systems and other private secondary markets, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information regarding the portfolio companies in which the Fund invests. Furthermore, there can be no assurance that the information that the Adviser does obtain with respect to any investment is reliable. The Fund will invest in portfolio companies for which current, up-to-date financial information is not available if the Adviser determines, based on the results of its due diligence review, that such investment is in the best interests of the Fund and its shareholders;
●	Portfolio companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation, or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Fund; and
●	Portfolio companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion, or maintain their competitive position.

The Fund may not realize gains from its investments, may be compelled to liquidate its investments at a loss as a result of the actions of majority shareholders and, because certain of the portfolio companies may incur substantial debt to finance their operations, the Fund may experience a complete loss on its investment in the event of a bankruptcy or liquidation of any of the portfolio companies.

The Fund invests principally in the equity securities (common and/or preferred stock, or equity-linked securities convertible into such equity securities) of operating private companies. However, the securities the Fund acquires may not appreciate in value and, in fact, may decline in value. In addition, the private company securities the Fund acquires (or into which they are convertible) are often subject to drag-along rights. Drag-along rights are rights granted to a majority stockholder in a particular company that enable such shareholder to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a portfolio company at a specified price, which could be, in the Adviser’s opinion, inadequate or undesirable or even below the Fund’s cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the Fund’s investment. Further, capital market volatility and the overall market environment may preclude the portfolio companies from realizing liquidity events and impede the Fund’s exit from these investments. The portfolio companies may make business decisions to forego or delay potential liquidity events, such as an initial public offering, which could delay the Fund’s realization of value. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that it does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences. The Fund will generally have little, if any, control over the timing of any gains it may realize from its investments. In addition, the portfolio companies in which the Fund invests may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

The Fund may enter into SAFEs with portfolio companies, which give the Fund certain rights for future equity in such portfolio companies similar to a warrant, except without determining a specific price per share at the time of the initial investment. The Fund’s ability to receive portfolio company equity under a SAFE is contingent upon the occurrence of triggering events set forth in the applicable SAFE, such as a priced round of investment or liquidation event, which may never materialize. In addition, SAFE terms may vary from agreement to agreement and may provide a right to the portfolio company to repurchase the Fund’s future right to equity before a triggering event occurs. There is no guarantee that the Fund will receive favorable terms when entering into a SAFE or that the Fund will recover its investment in a portfolio company made under such agreement.

Because the Fund’s investments are generally not in publicly traded securities, there will be uncertainty regarding the fair market value of its investments, which could adversely affect the determination of the Fund’s NAV.

The Fund’s portfolio investments are generally not in publicly traded securities (unless one of the portfolio companies goes public, and then only to the extent the Fund has not yet liquidated its securities holdings therein). The Adviser prepares portfolio company valuations using the most recent portfolio company financial statements and forecasts, if available. The Adviser may utilize the services of an independent valuation firm, which, if engaged, may prepare or review valuations for all or some of the Fund’s portfolio investments that are not publicly traded or for which the Adviser does not have readily available market quotations. The types of factors that the Adviser will take into account in providing its fair value determination with respect to such portfolio company valuation will include, as relevant and, to the extent available, the portfolio company’s earnings, the markets in which the portfolio company does business, comparison to valuations of publicly traded companies in the portfolio company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the portfolio company, and other relevant factors. It is difficult to obtain financial and other information with respect to private companies, and even where the Adviser is able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, the Adviser’s determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, the Adviser’s fair market value determinations with respect to any non-publicly traded portfolio company investment the Fund holds may cause the Fund’s NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize on one or more of its investments. As a result, investors purchasing the Fund’s Shares based on an overstated NAV would pay a higher price than the value of its investments might warrant.

The lack of liquidity in, and potentially extended holding period of, many of the Fund’s investments may adversely affect its business and will delay any distributions of any gains.

The Fund’s investments are generally in non-publicly traded securities (unless one of the portfolio companies goes public, and then only to the extent the Fund has not yet liquidated its securities holdings therein).

Although the Adviser expects that most of the Fund’s equity investments will trade on private secondary marketplaces, certain of the securities held may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time the Adviser desires to do so and at the price the Adviser anticipates. The illiquidity of the Fund’s investments, including those that are traded on private secondary marketplaces, may make it difficult for it to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, it may realize significantly less than the carrying value of its investments. There is no limitation on the portion of the Fund’s portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio may be invested in such illiquid securities from time to time.

In addition, because the Fund deploys its capital to invest primarily in equity securities of private companies (or equity-linked securities convertible into such equity securities), realization events, if any, are unlikely to occur in the near term with respect to the majority of the portfolio companies. The Fund expects that its holdings of securities may require several years to appreciate in value and can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that the Fund’s shareholders could wait for an extended period of time before any appreciation or sale of the Fund’s investments, and any attendant distributions of gains, may be realized.

Technology-focused companies in which the Fund invests are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences, and periodic downturns.

The Adviser expects that a number of the portfolio companies in which the Fund invests will be technology-focused companies. The revenues, income (or losses), and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-focused companies have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the portfolio companies that are technology-focused companies may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any equity securities that the Fund may hold. This could, in turn, materially adversely affect the Fund’s business, financial condition, and results of operations.

Investing in Humanoid and embodied intelligence technology companies involves risk.

Humanoid and embodied intelligence technology companies typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as a humanoid and embodied intelligence technology company.

Certain humanoid and embodied intelligence technology companies may face special risks that their products or services may not prove to be commercially successful. Such companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, certain of such companies in which the Fund may invest may not currently be profitable and there can be no assurance that such companies will be profitable in the future.

Because the Fund will generally not hold controlling equity interests in its portfolio companies, the Fund will likely not be in a position to exercise control over the portfolio companies or to prevent decisions by substantial shareholders or management of the portfolio companies that could decrease the value of its investments.

The Fund has not, does not intend to, and does not anticipate that it will take controlling equity positions in the portfolio companies. As a result, it will be subject to the risk that a portfolio company may make business decisions with which the Adviser disagrees, and the stockholders and management of a portfolio company may take risks or otherwise act in ways that are adverse to the Fund’s interests. In addition, other shareholders, such as venture capital and private equity sponsors, that have substantial investments in the portfolio companies may have interests that differ from that of the portfolio company or its minority shareholders, which may lead them to take actions that could materially and adversely affect the value of the Fund’s investment in the portfolio company. Due to the lack of liquidity for the equity investments that the Fund will typically hold in the portfolio companies, it may not be able to dispose of its investments in the event the Adviser disagrees with the actions of a portfolio company or its substantial shareholders and may therefore suffer a decrease in the value of its investments.

Investments in foreign companies may involve significant risks in addition to the risks inherent in U.S. investments.

While the Fund intends to invest primarily in U.S. companies, it may invest on an opportunistic basis in certain non-U.S. companies, including those located in emerging markets, that otherwise meet its investment criteria. Investing in foreign companies, and particularly those in emerging markets, may expose the Fund to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations; political and social instability; expropriation; nationalization of companies by foreign governments; capital repatriation regulations; restrictions on foreign investment in certain jurisdictions; imposition of foreign taxes (including withholding taxes) at potentially confiscatory levels; fluctuating currency exchange rates; less liquid markets and less available information than is generally the case in the United States; higher transaction costs; less government supervision of exchanges, brokers, and issuers; less developed bankruptcy laws; difficulty in enforcing contractual obligations; extended or delayed settlements of transactions; lack of uniform accounting and auditing standards; and greater price volatility. Further, the Fund may have difficulty enforcing its rights as an equity holder in foreign jurisdictions. In addition, to the extent the Fund invests in non-U.S. companies, it may face greater exposure to foreign economic developments.

International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods, and possible failure of individual companies or industries which could have a negative impact on the Fund’s performance. Events such as these are difficult to predict and may or may not occur in the future.

In addition, the Fund’s investments in foreign companies may be subject to economic sanctions or other government restrictions. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the Fund’s liquidity and performance.

Although the Fund expects that most of its investments will be U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

There are risks associated with investing in SPVs or similar investment structures, including that the Fund will bear its pro rata portion of expenses on investments in SPVs and will have no direct claim against underlying portfolio companies.

The Adviser may invest in portfolio companies indirectly through investing in SPVs. Investors should be aware that the use of SPVs introduces additional layers of structural complexity, and additional risks related to liquidity, transparency, and valuation may exist.

The Fund, as a holder of securities issued by an SPV or similar investment structure, will bear its pro rata portion of such SPV or investment structure’s expenses. The fees we pay to invest in an SPV may be higher than if we invested in the single underlying portfolio company directly. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.

Investments in SPVs are generally illiquid, and the Fund may invest in SPVs managed by external managers. When investing in an SPV managed by an unaffiliated manager, the Adviser will not have any control over the management of the SPV. In addition, the Fund’s investments in SPVs may be subject to investment lock-up periods or other transfer restrictions and may require the approval of an external manager to transfer our interests or obtain stock following an IPO. As such, the Fund may not be able to withdraw or transfer its investment at a desirable time. Even if the Fund is able to withdraw from an SPV, it may take a considerable amount of time for the SPV to redeem or liquidate the Fund’s position. An SPV’s withdrawal limitations may also restrict the Adviser’s ability to reallocate or terminate investments in SPVs that are poorly performing or have otherwise had adverse changes. We do not control the timing of cash or stock distributions from external managers. The Fund will have no direct claims against any portfolio company held by an SPV.

SPVs may also present valuation and transparency challenges. For SPVs managed by unaffiliated entities, the Fund may have little to not transparency regarding the SPVs financial position or holdings. Information provided by the SPV may be minimal, and may not be provided in a timely manner. For information about the value of the Fund’s investment in an SPV managed by an unaffiliated entity, the Adviser will be dependent on information provided by the manager of the SPV, including unaudited financial statements, which, if inaccurate, could adversely affect the Adviser’s ability to accurately value the Fund’s Shares and to manage the Fund’s investment portfolio in accordance with its investment objective. Moreover, the Adviser’s due diligence efforts may not necessarily detect fraud, malfeasance, inadequate back-office systems, or other flaws or problems with respect to the SPV manager. Stockholders have no individual right to receive information about the SPVs or their managers, will not be stockholders in the SPVs, and will have no rights with respect to or standing or recourse against the SPVs, their managers, or any of their respective affiliates. Stockholders should recognize that valuations of illiquid assets, including interests in SPVs, involve various judgments and consideration of factors that may be subjective.

There are risks relating to investing in PIPE transactions offered by SPACs.

The Fund may invest in PIPE transactions where the issuer of the security is a SPAC established to facilitate the acquisition and future financing of certain private late-stage operating growth companies in anticipation of such private company entering the public markets. In a PIPE transaction, investors purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. When participating in a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, the company typically agrees as part of the PIPE deal to register the restricted securities with the SEC. PIPE transactions are subject to the risk that the issuer may be unable to register the securities for public resale in a timely manner, or at all, in which case the securities could be sold only in a privately negotiated transaction and, potentially, at a price less than that paid by the Fund. Disposing of such securities may involve negotiation and legal expenses. Even if such securities are registered for public sale, the resulting market for the securities may be thin or illiquid, which could make it difficult for the Fund to dispose of such securities at an acceptable price.

Indirect investments in portfolio companies involve substantial risks, including that the portfolio company may not recognize our investment and actively seek to obstruct it.

The Fund may obtain exposure to portfolio companies indirectly by investing through SPVs or other such instruments. The underlying portfolio company may not be a party to and may not have approved or been informed of the SPV’s transactions with us, unless otherwise disclosed. The portfolio company may, upon learning of the SPV’s transactions, take steps to invalidate or frustrate them, demand that we stop purchasing portfolio company’s securities, or seek redress or retaliation against SPV sponsors, us, or others. Should the portfolio company object to the existence of the creation of the SPV, it may take any number of steps to discourage or obstruct the transactions, including claiming that the SPV transactions violate the portfolio company’s agreements, claiming causes of action SPV sponsors or us, defensive measures intended to discourage SPV sponsors from selling the portfolio company’s securities to us, refusing to accept or process securities transfers, or claiming rights to rescind our transactions or trigger rights of refusal to purchase the portfolio company’s securities involved in our transactions. Should a portfolio company wish to prospectively discourage secondary transactions by us, it may adopt policies or securities-related documents that makes such transactions impractical. A portfolio company may also object to use of its name, intellectual property, or public or non-public information about it. A portfolio company may be under no obligation to approve or recognize transactions involving the portfolio company’s securities that occur through SPVs. Conversely, a portfolio company that does wish to endorse, approve, or participate in the transactions may face complex and costly regulatory requirements and exposure to risk for doing so, which could discourage it from approving or participating in the transaction.

There are significant potential risks relating to investing in securities traded on private secondary marketplaces.

The Fund may utilize alternative trading systems and other private secondary markets to acquire equity securities of portfolio companies. The Fund generally has little or no direct access to financial or other information from the portfolio companies in which it invests through such private secondary marketplaces. As a result, the Fund is dependent upon the relationships and contacts of the Adviser to perform research and due diligence, and to monitor the Fund’s investments after they are made. However, there can be no assurance that the Adviser will be able to acquire adequate information on which to make an investment decision with respect to any private secondary marketplace purchases, or that the information the Adviser is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the portfolio companies in which the Fund invests could cause the Fund to lose part or all of its investment in such companies, which would have a material and adverse effect on its NAV and results of operations.

In addition, there can be no assurance that portfolio companies in which the Fund invests through private secondary marketplaces will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of our portfolio investments. Further, prices on alternative trading systems and other private secondary markets, where limited information is available, may not accurately reflect the true value of a portfolio company, and may in certain cases overstate a portfolio company’s actual value, which may cause the Fund to realize future capital losses on its investment in that portfolio company. If any of the foregoing were to occur, it would likely have a material and adverse effect on the Fund’s NAV and results of operations.

Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite the Fund’s efforts to comply with applicable laws, the Fund could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Fund as an access vehicle for investment in private shares. Private companies may also increasingly seek to limit secondary trading in their stock, through such methods as contractual transfer restrictions and employment policies. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, the Fund’s ability to find investment opportunities and to liquidate its investments could be adversely affected.

Due to transfer restrictions and the illiquid nature of the Fund’s investments, the Fund may not be able to purchase or sell its investments when it determines to do so.

The Fund’s investments are, and are expected to continue to be, primarily in equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of privately held companies. Such equity securities are typically subject to contractual transfer limitations, which may include prohibitions on transfer without the company’s consent. In order to complete a purchase of shares, the Fund may need to, among other things, give the issuer or its stockholders a particular period of time, often 30 days, in which to exercise a veto right, or a right of first refusal over, the sale of such securities. The Fund may be unable to complete a purchase transaction if the subject company or its stockholders chooses to exercise a veto right or right of first refusal. When the Fund completes an investment (or upon conversion of equity-linked securities), it generally becomes bound to the contractual transfer limitations imposed on the subject company’s stockholders as well as other contractual obligations, such as tag-along rights (i.e., rights of a company’s minority stockholders to participate in a sale of such company’s shares on the same terms and conditions as a company’s majority shareholder, if the majority stockholder sell its shares of the company). These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO of a particular portfolio company, the Fund’s ability to liquidate such securities may be constrained. Transfer restrictions could limit the Fund’s ability to liquidate its positions in these securities if it is unable to find buyers acceptable to its portfolio companies, or, where applicable, their stockholders. Such buyers may not be willing to purchase the Fund’s investments at adequate prices or in volumes sufficient to liquidate its position, and even where they are willing, other stockholders could exercise their tag-along rights to participate in the sale, thereby reducing the number of shares sellable by the Fund. Furthermore, prospective buyers may be deterred from entering into purchase transactions with the Fund due to the delay and uncertainty that these transfer and other limitations create.

The Fund intends to adhere to its primary investment strategy to “buy and hold” the portfolio company securities. However, although the Adviser believes alternative trading systems and other private secondary markets may offer an opportunity to liquidate the Fund’s private company investments, in the event the Fund needs to liquidate such securities prior to a portfolio company’s liquidity event (i.e., IPO or merger or acquisition transaction), there can be no assurance that a trading market will develop for the securities that it liquidates or that the subject companies will permit their shares to be sold through such platforms.

Due to the illiquid nature of most of the Fund’s investments, the Fund may not be able to sell these securities at times when the Adviser deems it necessary to do so or at all. Due to the difficulty of assessing the Fund’s NAV, the NAV for the Fund’s shares may not fully reflect the illiquidity of the Fund’s portfolio, which may change on a daily basis, depending on many factors, including the status of the alternative trading systems and other private secondary markets on which the Fund’s portfolio securities may trade and the Fund’s particular portfolio at any given time.

The Fund may be subject to lock-up provisions or agreements that could prohibit it from selling its investments for a specified period of time.

Even if some of the portfolio companies complete IPOs, the Fund will often be subject to lock-up provisions that prohibit it from selling its investments into the public market for specified periods of time after an IPO, typically 180 days. As a result, the market price of securities that the Fund holds may decline substantially before it is able to sell these securities following an IPO.

There are significant potential risks associated with investing in venture capital and private equity-backed companies with complex capital structures.

A primary feature of the Fund’s investment objective is to invest in private late-stage growth companies, either through private secondary transactions or direct investments in such companies, and to hold such securities until a liquidity event with respect to such portfolio company occurs, such as an initial public offering or a merger or acquisition transaction. Such private companies frequently have much more complex capital structures than traditional publicly traded companies and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the Adviser has limited information with respect to such capital structures. Although the Adviser has experience evaluating and investing in private companies with such complex capital structures, there can be no assurance that we will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a portfolio company’s equity securities. Any failure on our part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause the Fund to lose part or all of its investment, which in turn could have a material and adverse effect on the Fund’s NAV and results of operations.

There are significant potential risks relating to holding portfolio company securities following an IPO.

The value of shares of a portfolio company following an IPO may and likely will fluctuate considerably more than during the private phase of their offering. Additionally, due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects, the shares of portfolio companies following an IPO may experience high amounts of volatility generally. Investments in companies that have recently sold securities through an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to sell significant amounts of shares without an unfavorable impact on prevailing prices. As a result, the market price of securities that the Fund holds may decline substantially before the Adviser is able to sell these securities following an IPO. In addition, issuers frequently impose lock-ups that prohibit sales of their shares for a period of time after an IPO.

There are risks relating to investing in other registered investment companies.

The Fund may invest in registered investment companies to obtain exposure to private, early stage, emerging growth companies. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. The Fund, as a holder of securities issued by investment companies, will bear its pro rata portion of such investment company’s operating expenses. These operating expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.

There are risks relating to investing in ETFs and ETPs.

ETFs are investment companies that typically are registered under the 1940 Act as open-end funds. ETFs are actively traded on national securities exchanges and may track specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ NAV. Market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to various factors including changes in the ETF’s NAV, the value of ETF holdings, and supply of and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to their NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers), and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) their NAV. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. As with any exchange-listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges. Certain ETFs in which the Fund may invest may not be registered under the 1940 Act (such ETFs referred to herein as ETPs). Because ETPs are not registered under the 1940 Act, they are not required to comply with the 1940 Act and holders of ETP shares are not afforded the protections of the 1940 Act. Additionally, ETPs are not eligible to be taxed as regulated investment companies.

Investments in Private Funds may involve significant risks.

To the extent the Fund invests in any Private Funds, such investments may involve significant risks. The Fund’s investments in Private Funds subject it to the risks associated with direct ownership of the securities in which the underlying funds invest. Private Funds are also subject to operational risks, such as the Private Fund manager’s ability to maintain operations, including back-office functions, property management, accounting, administration, risk management, valuation services, and reporting. The Fund may be required to indemnify certain of the Private Funds and/or their service providers from liability, damages, costs, or expenses. In addition, the Fund, as a holder of securities issued by the Private Funds, will bear its pro rata portion of such Private Fund’s expenses. The fees we pay to invest in a Private Fund may be higher than if the manager of the Private Fund managed our assets directly. Incentive fees charged by certain Private Funds may incentivize its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.

Private Funds are not registered as investment companies under the 1940 Act and, therefore, the Fund will not be afforded the protections of the 1940 Act with respect to its Private Fund investments. For example, Private Funds may employ higher and/or more complex fee structures, may not have independent boards, may not require stockholder approval of advisory contracts, may employ leverage higher than other investment vehicles such as mutual funds, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC.

Although the Adviser will evaluate each Private Fund and its manager to determine whether its investment programs are consistent with the Fund’s investment objective and whether the Private Fund’s investment performance is satisfactory, the Adviser will not have any control over the investments made by a Private Fund. In addition, the Fund’s investments in Private Funds may be subject to investment lock-up periods, during which the Fund may not be able to withdraw its investment. Even if the Fund’s investment in a Private Fund is not subject to lock-up, it will take a significant amount of time to redeem or otherwise liquidate such a position. Such withdrawal limitations may also restrict the Adviser’s ability to reallocate or terminate investments in Private Funds that are poorly performing or have otherwise had adverse changes. No market for the interests in a Private Fund exists or is expected to develop, and it may be difficult or impossible to transfer the interests in such Private Fund, even in an emergency.

For information about the value of the Fund’s investment in Private Funds, the Adviser will be dependent on information provided by the Private Funds, including unaudited financial statements, which, if inaccurate, could adversely affect the Adviser’s ability to accurately value the Fund’s Shares and to manage the Fund’s investment portfolio in accordance with its investment objective. A Private Fund may not provide us audited financials, and, in the absence of such audited financials, we will not have an independent third party verifying financial reports. Moreover, the Adviser’s due diligence efforts may not necessarily detect fraud, malfeasance, inadequate back-office systems, or other flaws or problems with respect to the underlying Private Fund managers. In purchasing a Private Fund interest, we entrust all aspects of the management of the Private Fund to its manager, and are subject to the risks inherent in relying on a third party manager. Stockholders have no individual right to receive information about the Private Funds or their managers, will not be stockholders in the Private Funds, and will have no rights with respect to or standing or recourse against the Private Funds, their managers, or any of their respective affiliates. Stockholders should recognize that valuations of illiquid assets, including interests in Private Funds, involve various judgments and consideration of factors that may be subjective.

Each Private Fund will be subject to a variety of litigation risks. A Private Fund’s assets, including any investments made by the Private Fund and the portfolio companies held by the Private Fund, are available to satisfy all liabilities and other obligations of the Private Fund and we could find our interest in the Private Fund’s assets adversely affected by a liability arising out of an investment of the Private Fund.

Risks Related to Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Leverage

We may borrow money, which may magnify the potential for loss and may increase the risk of investing in us.

As part of our business strategy, we may borrow from and issue senior debt securities to banks, insurance companies and other lenders or investors. Holders of these senior securities will have fixed-dollar claims on our assets that are superior to the claims of our stockholders. If the value of our assets decreases, leverage would cause our NAV to decline more sharply than it otherwise would have if we did not employ leverage. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could negatively affect our ability to make common stock dividend payments. Additionally, the costs of borrowing may exceed the income from the portfolio securities purchased with the borrowed money. A decline in net asset value of the Fund will result if the investment performance of the additional securities purchased fails to cover their cost to the Fund (including any interest paid on the money borrowed or dividend requirements of preferred stock).

Our ability to service any borrowings that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. Moreover, the Management Fee will be payable based on our average gross assets including assets purchased with borrowed amounts, if any, which may give our Adviser an incentive to use leverage to make additional investments. The amount of leverage that we employ will depend on our Adviser’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us, which could affect our return on capital.

In addition to having fixed-dollar claims on our assets that are superior to the claims of our common stockholders, obligations to lenders may be secured by a first priority security interest in our portfolio of investments and cash.

Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.

We may in the future issue debt securities or additional preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities provided we meet certain asset coverage ratios (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock). If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness at a time when such sales may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our stockholders. Furthermore, if we issue senior securities, we will be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred stock, such stock would rank “senior” to our shares of common stock, preferred stockholders would have separate voting rights on certain matters and have other rights, preferences and privileges more favorable than those of our stockholders, and we could be required to delay, defer or prevent a transaction or a change of control that might involve a premium price for holders of our common stock or otherwise be in your best interest.

We are not generally able to issue and sell our common stock at a price below the then current NAV per share (exclusive of any distributing commission or discount). We may, however, sell our common stock at a price below the then current NAV per share if the Board determines that such sale is in our best interests and a majority of our stockholders approves such sale. In addition, we may generally issue additional shares of common stock at a price below NAV in rights offerings to existing stockholders, in payment of dividends and in certain other limited circumstances. If we raise additional funds by issuing more common stock, then the percentage ownership of our stockholders at that time will decrease, and you may experience dilution.

Risks Related to Our Securities and the Committed Equity Facility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Our Securities and the Committed Equity Facility

It is not possible to predict the actual number of shares we will sell under the Purchase Agreement to Roth Principal Investments, or the actual gross proceeds resulting from those sales. Further, we may not have access to the full amount available under the Purchase Agreement with Roth Principal Investments.

We entered into the Purchase Agreement with Roth Principal Investments, pursuant to which Roth Principal Investments has committed to purchase up to $2,000,000,000 of our common stock, subject to certain limitations and conditions set forth in the Purchase Agreement. The shares of our common stock that may be issued under the Purchase Agreement may be sold by us to Roth Principal Investments at our discretion from time to time over a 36-month period commencing on the Commencement Date unless the Purchase Agreement is terminated earlier.

We generally have the right to control the timing and amount of any sales of our shares of common stock to Roth Principal Investments under the Purchase Agreement. Sales of our common stock, if any, to Roth Principal Investments under the Purchase Agreement will depend upon market conditions and other factors to be determined by us. We may ultimately decide to sell to Roth Principal Investments all, some or none of the shares of our common stock that may be available for us to sell to Roth Principal Investments pursuant to the Purchase Agreement. Depending on market liquidity at the time, resales of those shares by Roth Principal Investments may cause the public trading price of our common stock to decrease.

Because the purchase price per share to be paid by Roth Principal Investments for the shares of common stock that we may elect to sell to Roth Principal Investments under the Purchase Agreement will fluctuate based on the market prices of our common stock, it is not possible for us to predict, as of the date of this prospectus and prior to any such sales, the number of shares of common stock that we will sell to Roth Principal Investments, the purchase price per share that Roth Principal Investments will pay for shares purchased from us under the Purchase Agreement, or the aggregate gross proceeds that we will receive from those purchases by Roth Principal Investments under the Purchase Agreement, if any.

Any issuance and sale by us under the Purchase Agreement of a substantial amount of shares of common stock in addition to the 14,100,000 shares of common stock being registered for resale by Roth Principal Investments under this prospectus could cause downward selling pressure on our common stock.

Our inability to access a portion or the full amount available under the Purchase Agreement, in the absence of any other financing sources, could have a material adverse effect on our business.

The sale of the shares of common stock acquired by Roth Principal Investments, or the perception that such sales may occur, could cause the price of our common stock to fall.

The purchase price for the shares that we may sell to Roth Principal Investments under the Purchase Agreement will fluctuate based on the price of our common stock. Depending on market liquidity at the time, sales of such shares or any other sales of our common stock may cause the trading price of our common stock to fall.

If and when we do sell shares to Roth Principal Investments, after Roth Principal Investments has acquired the shares, Roth Principal Investments may resell all, some, or none of those shares at any time or from time to time in its discretion. Therefore, sales to Roth Principal Investments by us could result in substantial dilution to the interests of other holders of our common stock. Additionally, the sale of a substantial number of shares of our common stock to Roth Principal Investments, or the anticipation of such sales, could make it more difficult for us to sell equity securities in the future at a time and at a price that we might otherwise wish to effect sales.

Investors who buy shares at different times will likely pay different prices.

Pursuant to the Purchase Agreement, we will have discretion, subject to market demand, to vary the timing, prices, and numbers of shares sold to Roth Principal Investments. If and when we do elect to sell shares of our common stock to Roth Principal Investments pursuant to the Purchase Agreement, after Roth Principal Investments has acquired such shares, Roth Principal Investments may resell all, some or none of such shares at any time or from time to time in its discretion and at different prices. As a result, investors who purchase shares from Roth Principal Investments in this offering at different times will likely pay different prices for those shares, and have different outcomes in their investment results. Investors may experience a decline in the value of the shares they purchase from Roth Principal Investments in this offering as a result of future sales made by us to Roth Principal Investments at prices lower than the prices such investors paid for their shares in this offering. In addition, if we sell a substantial number of shares to Roth Principal Investments under the Purchase Agreement, or if investors expect that we will do so, the actual sales of shares or the mere existence of our arrangement with Roth Principal Investments may make it more difficult for us to sell equity or equity-related securities in the future at a time and at a price that we might otherwise wish to effect such sales.

Risks Related to the Listing of Our Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Listing of Our Shares

Common stock of closed-end management investment companies has in the past frequently traded at discounts to their NAVs, and we cannot assure you that the market price of our shares will not decline below our NAV per share.

Common stock of closed-end management investment companies has in the past frequently traded at discounts to their respective NAVs and our common stock may also be discounted in the market. This characteristic of closed-end management investment companies is separate and distinct from the risk that our NAV per share may decline. We cannot predict whether shares of our common stock will trade above, at or below our NAV per share. In addition, if our common stock trades below our NAV per share, we will generally not be able to sell additional common stock to the public at market price except (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of our common stockholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.

Our direct listing differed significantly from listings arising from an underwritten initial public offering.

Prior to the opening of trading of our shares of common stock on the Exchange, there was no book-building process and no price at which underwriters initially sold shares to the public to help inform efficient and sufficient price discovery with respect to the opening trades on the Exchange. The direct listing of our shares of common stock on the Exchange differed from the listing of shares arising from an underwritten initial public offering in several significant ways, which include, but are not limited to, the following:

●	There were no underwriters. Unlike in a traditional underwritten offering, our registration statement did not include the registration of additional shares that may be used at the option of the underwriters in connection with overallotment activity. Moreover, we did not engage in, and have not and will not, directly or indirectly, engage in any special selling efforts or stabilization or price support activities in connection with any sales made pursuant to this registration statement. In an underwritten initial public offering, the underwriters may engage in “covered” short sales in an amount of shares representing the underwriters’ option to purchase additional shares. To close a covered short position, the underwriters purchase shares in the open market or exercise the underwriters’ option to purchase additional shares. In determining the source of shares to close the covered short position, the underwriters typically consider, among other things, the price of shares available for purchase in the open market as compared to the price at which they may purchase shares through the underwriters’ option to purchase additional shares. Purchases in the open market to cover short positions, as well as other purchases underwriters may undertake for their own accounts, may have the effect of preventing a decline in the trading price of shares of common stock following the underwritten offering.
●	There was not a fixed or determined number of shares of common stock available for sale in connection with the registration and the listing of our shares of common stock. Therefore, there can be no assurance that the Selling Stockholders or other existing stockholders that may seek to sell their shares pursuant to Rule 144 of the Securities Act of 1933, as amended (the “Securities Act”) will sell any of their shares of common stock, and there may be a lack of supply of, or demand for, shares of our common stock on the Exchange. Alternatively, the Selling Stockholders or existing stockholders may choose to sell a large number of shares of common stock in the near term, resulting in potential oversupply of our common stock, which could adversely impact the trading price of our common stock.
●	We did not conduct a traditional “roadshow” with underwriters or host an “investor day” prior to the opening of trading of our common stock on the Exchange. Unlike firm commitment underwritten offerings, we did not conduct a traditional roadshow to potential investors, and unlike other direct listings of shares, we did not host an “investor day” or engage in investor education meetings that may have aided in determining the appropriate price at which our shares were initially offered on the Exchange. We instead relied on one or more designated market makers to determine the appropriate price at which our shares initially traded.

Such differences from an underwritten initial public offering may contribute to a volatile trading price for our common stock and uncertain trading volume, which may adversely affect your ability to sell any shares of common stock that you may purchase.

The public price of our shares of common stock may have little or no relationship to the historical sales prices of our shares of common stock.

Prior to listing on the Exchange, there was no public market for our shares of common stock. With the exception of shares issued to initial seed investors in connection with the formation of the Fund, all shares issued by the Fund were issued in a private offering pursuant to Regulation D under the Securities Act at a price of $10.00 per share. The private offering price did not reflect, and should not be considered an indication of, the value of our common stock or the price at which our common stock trades on the Exchange. Historical sale prices for our common stock, or our other securities, may have little or no relation to the public price of our shares of common stock on the Exchange or to broader market demand for our shares of common stock. As a result, you should not place undue reliance on these historical sales prices as they may differ materially from the market prices at which our shares of common stock have traded and may trade in the future on the Exchange.

Direct listings by closed-end management investment companies are infrequent, which could contribute to a volatile trading price and uncertain trading volume for our common stock.

We are organized as a non-diversified closed-end management investment company that is registered under the 1940 Act. As discussed above, the direct listing of our shares of common stock on the Exchange reflects a novel approach to the listing process, differs from the listing of shares arising from an underwritten initial public offering in several significant ways, and subjects our investors to a number of significant risks and uncertainties. We believe direct listings continue to be a relatively infrequent approach to listing securities on a national exchange, and that direct listings by closed end management companies are conducted even less frequently. The low frequency of direct listings for closed-end management companies indicates there may be limited opportunities for investors to compare an investment in our common stock to an investment in another closed-end management company, which may limit interest in our common stock or create the perception that there is greater risk associated with an investment in our common stock. This dynamic may exacerbate the risks associated with a direct listing, which could result in greater volatility in the trading price for and uncertainty in the trading volume of our common stock.

Investors in our common stock may be unable to bring claims under Sections 11 and 12(a)(2) of the Securities Act due to the requirement to trace shares to the applicable registration statement, which may limit the remedies available to investors acquiring shares in a direct listing and adversely impact the market price of our common stock.

In a traditional underwritten initial public offering, investors can generally trace their shares to the registration statement, enabling them to bring claims under Sections 11 and 12(a)(2) of the Securities Act for material misstatements or omissions. However, in a direct listing such as the one we undertook, which did not involve a firm commitment underwriting, where both registered and unregistered shares may be sold into the public market on the first day of trading, investors may be unable to establish that their shares were offered and sold pursuant to the registration statement. As a result, liability under Section 11 (and potentially Section 12(a)(2)) may be unavailable to some investors, even in the event of a material misstatement or omission in the registration statement.

In June 2023, the U.S. Supreme Court held that stockholders asserting Section 11 claims must plead and prove that their shares are traceable to the allegedly defective registration statement. The U.S. Court of Appeals for the Ninth Circuit confirmed that the tracing requirement applies in the context of direct listings, and that tracing shares to a registration statement is particularly difficult where registered and unregistered shares begin trading at the same time. While the scope of Section 12(a)(2) liability remains unresolved, courts may impose similar traceability requirements to these claims, which would limit liability under that section as well.

Accordingly, if investors purchase our common stock in the open market, they may not be able to assert claims under Section 11 (and potentially Section 12(a)(2)) of the Securities Act for any material misstatements or omissions in this prospectus or the registration statement of which this prospectus forms a part. Because our potential liability under the Securities Act may be reduced as compared to a traditional initial public offering, investors may face greater risk in a direct listing with respect to inaccurate or incomplete disclosures. In addition to reducing the potential remedies available to investors and limiting recovery in the event of a violation of the federal securities laws, these dynamics may adversely impact the market price of our common stock.

Our stock price may be volatile, and could decline significantly and rapidly.

The listing of our common stock and the registration of the Selling Stockholders’ shares of common stock is a novel process that is not an underwritten initial public offering.

If the trading price of our common stock is above the level that investors determine is reasonable for our common stock, some investors may attempt to short our common stock, which would create additional downward pressure on the trading price of our common stock.

The trading price of our common stock also could be subject to wide fluctuations in response to numerous factors in addition to the ones described in the preceding risk factors, many of which are beyond our control, including:

●	actual or anticipated fluctuations in our financial condition, results of operations, or operating metrics and those of our competitors;

●	the number of shares of our common stock made available for trading;

●	failure of securities analysts to initiate or maintain coverage of us, changes in financial estimates by any securities analysts who follow our company, or variance in our financial performance from expectations of securities analysts;

●	changes in our projected operating and financial results;

●	future sales of our common stock by us or our stockholders;

●	changes in our Board, senior management, or key personnel;

●	the trading volume of our common stock;

●	general economic and market conditions; and

●	other events or factors, including those resulting from war, incidents of terrorism, pandemics, elections, or responses to these events.

An active, liquid, and orderly market for our common stock may not be sustained. You may be unable to sell your shares of common stock at or above the price at which you purchased them.

Prior to listing on the Exchange, there was no public market for our common stock. Moreover, consistent with Regulation M and other federal securities laws applicable to our listing, the Selling Stockholders have no specific plans to sell shares in the public market, and we have not discussed with potential investors their intentions to buy our common stock in the open market. While our common stock may be sold on the Exchange by the Selling Stockholders pursuant to this Prospectus or by our other existing stockholders in accordance with Rule 144 of the Securities Act, unlike an underwritten initial public offering, there can be no assurance that the Selling Stockholders or other existing stockholders will sell any of their shares of common stock, and there may be a lack of supply of, or demand for, common stock on the Exchange. Conversely, there can be no assurance that the Selling Stockholders and other existing stockholders will not sell all of their shares of common stock, resulting in an oversupply of our common stock on the Exchange. In the case of a lack of supply of our common stock, the trading price of our common stock may rise to an unsustainable level. Further, institutional investors may be discouraged from purchasing our common stock if they are unable to purchase a block of our common stock in the open market in a sufficient size for their investment objectives due to a potential unwillingness of our existing stockholders to sell a sufficient amount of common stock at the price offered by such institutional investors and the greater influence individual investors have in setting the trading price. If institutional investors are unable to purchase our common stock in a sufficient amount for their investment objectives, the market for our common stock may be more volatile without the influence of long-term institutional investors holding significant amounts of our common stock. In the case of a lack of demand for our common stock, the trading price of our common stock could decline significantly and rapidly. Therefore, an active, liquid, and orderly trading market for our common stock may not be sustained, which could significantly depress the trading price of our common stock and/or result in significant volatility, which could affect your ability to sell your shares of common stock.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	151 Calle de San Francisco
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Juan
Entity Address, Postal Zip Code	00901
Contact Personnel Name	Andrew Kang
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Stock
Security Dividends [Text Block]	Distributions may be paid to the holders of the Fund’s common stock if, as and when authorized by the Board and declared by the Fund out of funds legally available therefor.
Security Voting Rights [Text Block]	Each Share of the Fund’s common stock is entitled to one vote on all matters submitted to a vote of shareholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of the Fund’s common stock possess exclusive voting power.
Security Liquidation Rights [Text Block]	In the event of the Fund’s liquidation, dissolution or winding up, each Share of the Fund’s common stock would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of the Fund’s preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]	Shares of the Fund’s common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Security, Title [Text Block]	Common Stock
Outstanding Security, Authorized [Shares] | shares	500,000,000
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	24,351,230
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Stock
Security Liabilities [Text Block]

Limitation on Liability of Directors and Officers; Indemnification and Advance of Expenses

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Fund’s Charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law.

The Fund’s Charter authorizes it, to the maximum extent permitted by Maryland law, to indemnify any present or former director or officer or any individual who, while serving as its director or officer and at the Fund’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The Fund’s Bylaws obligate it, to the maximum extent permitted by Maryland law, to indemnify any present or former director or officer or any individual who, while serving as the Fund’s director or officer and at its request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Fund’s Bylaws also provide that, to the maximum extent permitted by Maryland law, with the approval of the Board and provided that certain conditions described in the Bylaws are met, it may pay certain expenses incurred by any such indemnified person in advance of the final disposition of a proceeding upon receipt of an undertaking by or on behalf of such indemnified person to repay amounts the Fund has so paid if it is ultimately determined that indemnification of such expenses is not authorized under the Bylaws.

Maryland law requires a corporation (unless its charter provides otherwise, which the Fund’s Charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either, case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good-faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

The Fund’s insurance policy does not currently provide coverage for claims, liabilities and expenses that may arise out of activities that its present or former directors or officers have performed for another entity at the Fund’s request. There is no assurance that such entities will in fact carry such insurance. However, the Fund does not expect to request its present or former directors or officers to serve other entities as directors, officers, partners or trustees unless the Fund can obtain insurance providing coverage for such persons for any claims, liabilities or expenses that may arise out of their activities while serving in such capacities.

Preferred Stock Restrictions, Other [Text Block]	Prior to issuance of shares of each class or series, the Board is required by Maryland law and by the Fund’s charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series.

[1]	Under the Advisory Agreement we will pay the Adviser a Management Fee, payable monthly, in an amount equal to 2.50% of our average gross assets at the end of the two most recently completed calendar months. For purposes of the Advisory Agreement, the term “gross assets” includes assets purchased with borrowed amounts. The Management Fee reflected in the table is estimated for the Fund’s current fiscal year. Additionally, this estimate is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common stock (rather than our gross assets).
[2]	The Fund does not intend to incur leverage within the next twelve months.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The amount under this line item is estimated for the current fiscal year.
[4]	The Fund anticipates being treated as a corporation for U.S. federal income tax purposes for its initial taxable year ending August 31, 2026. Because the Fund does not generally expect to receive interest or dividend income from its investments, the Fund does not expect to incur income tax expense for the current fiscal year.
[5]	Deferred income tax expense relates to the tax effect of unrealized appreciation or depreciation on the Fund’s investments resulting from the Fund being treated as a corporation for U.S. federal income tax purposes for its initial taxable year. The Fund is not able to estimate any deferred income tax expense that may be incurred in future years.
[6]	Other expenses includes accounting, valuation, legal and auditing fees of the Fund, organizational costs, expenses related to the Fund’s distribution reinvestment plan, as well as fees paid to the Administrator, the transfer agent, the custodian and the Directors. Other expenses are estimated for the current fiscal year.